UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21993

Oppenheimer Revenue Weighted ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette
VTL Associates, LLC
225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.8%
BorgWarner, Inc.	9,306	$327,385
Delphi Automotive PLC[1]	8,562	610,642
Ford Motor Co.	480,242	5,796,521
General Motors Co.	194,506	6,179,456
Goodyear Tire & Rubber Co. (The)	18,592	600,521
Harley-Davidson, Inc.[1]	4,543	238,916
Johnson Controls International PLC	30,471	1,417,816
Total Automobiles & Components		15,171,257
Banks—3.8%
Bank of America Corp.	185,116	2,897,065
BB&T Corp.[1]	9,615	362,678
Citigroup, Inc.	52,921	2,499,459
Citizens Financial Group, Inc.	7,134	176,281
Comerica, Inc.	2,108	99,751
Fifth Third Bancorp	11,669	238,748
Huntington Bancshares, Inc.	11,643	114,800
JPMorgan Chase & Co.	50,960	3,393,426
KeyCorp	12,431	151,285
M&T Bank Corp.	1,565	181,697
People's United Financial, Inc.	2,988	47,270
PNC Financial Services Group, Inc. (The)	6,210	559,459
Regions Financial Corp.	20,036	197,755
SunTrust Banks, Inc.	6,888	301,694
U.S. Bancorp	16,879	723,940
Wells Fargo & Co.	68,735	3,043,586
Zions Bancorporation	2,744	85,119
Total Banks		15,074,013
Capital Goods—8.0%
3M Co.	6,523	1,149,548
Acuity Brands, Inc.[1]	451	119,335
Allegion PLC	1,233	84,966
AMETEK, Inc.	3,156	150,794
Boeing Co. (The)	29,020	3,823,095
Caterpillar, Inc.	19,177	1,702,342
Cummins, Inc.	5,858	750,703
Deere & Co.	12,647	1,079,422
Dover Corp.	3,745	275,782
Eaton Corp. PLC	12,033	790,688
Emerson Electric Co.	15,224	829,860
Fastenal Co.	3,703	154,711
Flowserve Corp.	3,516	169,612
Fluor Corp.	14,045	720,789
Fortive Corp.	4,584	233,326

	Shares	Value
Fortune Brands Home & Security, Inc.	3,281	$190,626
General Dynamics Corp.	7,891	1,224,368
General Electric Co.	147,300	4,363,026
Honeywell International, Inc.	12,943	1,509,024
Illinois Tool Works, Inc.	4,346	520,825
Ingersoll-Rand PLC	7,902	536,862
Jacobs Engineering Group, Inc.[2]	8,883	459,429
L-3 Communications Holdings, Inc.	2,743	413,452
Lockheed Martin Corp.	7,867	1,885,877
Masco Corp.	8,317	285,356
Northrop Grumman Corp.	4,267	912,925
PACCAR, Inc.	11,954	702,656
Parker-Hannifin Corp.	3,545	445,004
Pentair PLC	4,146	266,339
Quanta Services, Inc.[1,2]	11,142	311,865
Raytheon Co.	6,802	925,956
Rockwell Automation, Inc.	1,973	241,377
Rockwell Collins, Inc.	2,459	207,392
Roper Technologies, Inc.	793	144,699
Snap-on, Inc.	925	140,563
Stanley Black & Decker, Inc.	3,553	436,948
Textron, Inc.	13,152	522,792
TransDigm Group, Inc.[1,2]	410	118,539
United Rentals, Inc.[2]	2,776	217,888
United Technologies Corp.	21,234	2,157,374
W.W. Grainger, Inc.[1]	1,754	394,369
Xylem, Inc.	2,823	148,066
Total Capital Goods		31,718,570
Commercial & Professional Services—0.5%
Cintas Corp.	1,626	183,088
Dun & Bradstreet Corp. (The)	472	64,485
Equifax, Inc.	826	111,163
Nielsen Holdings PLC	4,498	240,958
Pitney Bowes, Inc.	7,518	136,527
Republic Services, Inc.	7,002	353,251
Robert Half International, Inc.	5,369	203,270
Stericycle, Inc.[1,2]	1,602	128,384
Verisk Analytics, Inc.[2]	965	78,435
Waste Management, Inc.	7,957	507,338
Total Commercial & Professional Services		2,006,899
Consumer Durables & Apparel—1.6%
Coach, Inc.	4,665	170,552
D.R. Horton, Inc.	14,585	440,467
Garmin Ltd.	2,320	111,615
Hanesbrands, Inc.[1]	8,240	208,060

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Harman International Industries, Inc.[1]	3,212	$271,253
Hasbro, Inc.	2,228	176,747
Leggett & Platt, Inc.	2,970	135,373
Lennar Corp., Class A	8,529	361,118
Mattel, Inc.	6,865	207,872
Michael Kors Holdings Ltd.[2]	3,999	187,113
Mohawk Industries, Inc.[2]	1,523	305,118
Newell Brands, Inc.	6,136	323,122
NIKE, Inc., Class B	22,251	1,171,515
PulteGroup, Inc.	13,151	263,546
PVH Corp.	2,849	314,815
Ralph Lauren Corp.	2,929	296,239
Under Armour, Inc., Class A1,2	2,110	81,615
Under Armour, Inc., Class C2	2,403	81,366
VF Corp.	8,198	459,498
Whirlpool Corp.	4,776	774,476
Total Consumer Durables & Apparel		6,341,480
Consumer Services—1.1%
Carnival Corp.	13,371	652,772
Chipotle Mexican Grill, Inc.[1,2]	372	157,542
Darden Restaurants, Inc.	4,291	263,124
H&R Block, Inc.	5,231	121,098
Marriott International, Inc., Class A	1,592	107,190
McDonald's Corp.	8,281	955,296
Royal Caribbean Cruises Ltd.	4,894	366,805
Starbucks Corp.	14,481	784,001
Wyndham Worldwide Corp.[1]	3,118	209,935
Wynn Resorts Ltd.	1,403	136,680
Yum! Brands, Inc.	5,555	504,450
Total Consumer Services		4,258,893
Diversified Financials—4.2%
Affiliated Managers Group, Inc.[2]	593	85,807
American Express Co.	18,175	1,163,927
Ameriprise Financial, Inc.	4,411	440,086
Bank of New York Mellon Corp. (The)	13,947	556,206
Berkshire Hathaway, Inc., Class B2	53,223	7,689,127
BlackRock, Inc.	1,155	418,641
Capital One Financial Corp.	10,188	731,804
Charles Schwab Corp. (The)	8,446	266,640
CME Group, Inc.	1,217	127,201
Discover Financial Services	4,722	267,029
E*TRADE Financial Corp.[2]	2,618	76,236
Franklin Resources, Inc.	7,248	257,811
Goldman Sachs Group, Inc. (The)	6,411	1,033,902
Intercontinental Exchange, Inc.	543	146,263

	Shares	Value
Invesco Ltd.	5,964	$186,494
Legg Mason, Inc.	2,895	96,925
Leucadia National Corp.	20,419	388,778
Moody's Corp.	1,188	128,637
Morgan Stanley	38,333	1,228,956
Nasdaq, Inc.	1,967	132,851
Navient Corp.	6,041	87,413
Northern Trust Corp.	2,673	181,737
S&P Global, Inc.	1,684	213,127
State Street Corp.	5,537	385,541
Synchrony Financial	9,443	264,404
T. Rowe Price Group, Inc.	2,331	155,012
Total Diversified Financials		16,710,555
Energy—7.3%
Anadarko Petroleum Corp.	5,237	331,816
Apache Corp.	3,269	208,791
Baker Hughes, Inc.	9,470	477,951
Cabot Oil & Gas Corp.	1,606	41,435
Chesapeake Energy Corp.[1,2]	48,542	304,358
Chevron Corp.	39,962	4,112,889
Cimarex Energy Co.	339	45,551
Concho Resources, Inc.[2]	435	59,747
ConocoPhillips	22,348	971,468
Devon Energy Corp.	9,552	421,339
EOG Resources, Inc.	2,922	282,587
EQT Corp.	831	60,347
Exxon Mobil Corp.	91,598	7,994,673
FMC Technologies, Inc.[2]	7,385	219,113
Halliburton Co.	16,957	761,030
Helmerich & Payne, Inc.[1]	1,153	77,597
Hess Corp.	4,039	216,571
Kinder Morgan, Inc.	24,001	555,143
Marathon Oil Corp.	10,984	173,657
Marathon Petroleum Corp.	48,756	1,979,006
Murphy Oil Corp.	2,983	90,683
National Oilwell Varco, Inc.[1]	11,303	415,272
Newfield Exploration Co.[2]	1,211	52,630
Noble Energy, Inc.	3,355	119,908
Occidental Petroleum Corp.	5,554	404,998
ONEOK, Inc.	6,108	313,890
Phillips 66	34,857	2,807,731
Pioneer Natural Resources Co.	720	133,668
Range Resources Corp.	1,042	40,378
Schlumberger Ltd.	14,693	1,155,458
Southwestern Energy Co.[2]	6,855	94,873

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Spectra Energy Corp.	4,330	$185,108
Tesoro Corp.	11,669	928,386
Transocean Ltd.[1,2]	20,490	218,423
Valero Energy Corp.	49,597	2,628,641
Williams Cos., Inc. (The)	9,114	280,073
Total Energy		29,165,189
Food & Staples Retailing—10.1%
Costco Wholesale Corp.	29,554	4,507,280
CVS Health Corp.	70,243	6,250,925
Kroger Co. (The)	138,117	4,099,313
Sysco Corp.	37,300	1,828,073
Walgreens Boots Alliance, Inc.	54,349	4,381,616
Wal-Mart Stores, Inc.	253,085	18,252,490
Whole Foods Market, Inc.	20,497	581,090
Total Food & Staples Retailing		39,900,787
Food, Beverage & Tobacco—4.1%
Altria Group, Inc.	11,452	724,110
Archer-Daniels-Midland Co.	56,287	2,373,623
Brown-Forman Corp., Class B	2,540	120,498
Campbell Soup Co.	5,440	297,568
Coca-Cola Co. (The)	37,858	1,602,151
ConAgra Foods, Inc.	10,213	481,134
Constellation Brands, Inc., Class A	1,543	256,894
Dr Pepper Snapple Group, Inc.	2,672	243,980
General Mills, Inc.	9,655	616,761
Hershey Co. (The)	2,867	274,085
Hormel Foods Corp.	9,680	367,162
JM Smucker Co. (The)	2,167	293,715
Kellogg Co.	6,517	504,872
Kraft Heinz Co. (The)	11,187	1,001,348
McCormick & Co., Inc.	1,713	171,163
Mead Johnson Nutrition Co.	1,885	148,934
Molson Coors Brewing Co., Class B	1,283	140,873
Mondelez International, Inc., Class A	23,703	1,040,562
Monster Beverage Corp.[2]	753	110,548
PepsiCo, Inc.	22,371	2,433,294
Philip Morris International, Inc.	9,931	965,492
Reynolds American, Inc.	9,917	467,587
Tyson Foods, Inc., Class A	20,359	1,520,207
Total Food, Beverage & Tobacco		16,156,561
Health Care Equipment & Services—11.9%
Abbott Laboratories	18,513	782,915
Aetna, Inc.	20,200	2,332,090
AmerisourceBergen Corp.[1]	64,747	5,230,263
Anthem, Inc.	24,239	3,037,389

	Shares	Value
Baxter International, Inc.	8,113	$386,179
Becton Dickinson and Co.	2,657	477,543
Boston Scientific Corp.[2]	12,649	301,046
C.R. Bard, Inc.	587	131,652
Cardinal Health, Inc.	59,157	4,596,499
Centene Corp.[2]	15,740	1,053,950
Cerner Corp.[2]	2,771	171,109
Cigna Corp.	11,151	1,453,198
Cooper Cos., Inc. (The)	545	97,697
Danaher Corp.	10,864	851,629
DaVita HealthCare Partners, Inc.[2]	8,454	558,556
DENTSPLY SIRONA, Inc.	1,964	116,720
Edwards Lifesciences Corp.[2]	875	105,490
Express Scripts Holding Co.[2]	54,532	3,846,142
HCA Holdings, Inc.[2]	20,494	1,549,961
Henry Schein, Inc.[2]	2,579	420,325
Hologic, Inc.[2]	2,813	109,229
Humana, Inc.	11,912	2,107,114
Intuitive Surgical, Inc.[2]	139	100,751
Laboratory Corp. of America Holdings[2]	2,540	349,199
McKesson Corp.	43,435	7,242,786
Medtronic PLC	12,689	1,096,330
Patterson Cos., Inc.	4,414	202,779
Quest Diagnostics, Inc.	3,475	294,089
St. Jude Medical, Inc.	2,693	214,794
Stryker Corp.	3,460	402,779
UnitedHealth Group, Inc.	48,325	6,765,500
Universal Health Services, Inc., Class B	2,912	358,817
Varian Medical Systems, Inc.[2]	1,228	122,223
Zimmer Biomet Holdings, Inc.	2,255	293,195
Total Health Care Equipment & Services		47,159,938
Household & Personal Products—1.2%
Church & Dwight Co., Inc.	2,841	136,141
Clorox Co. (The)	1,788	223,822
Colgate-Palmolive Co.	8,153	604,463
Coty, Inc., Class A, WI2	3,465	81,428
Estee Lauder Cos., Inc., (The), Class A	4,861	430,490
Kimberly-Clark Corp.	5,714	720,764
Procter & Gamble Co. (The)	28,100	2,521,975
Total Household & Personal Products		4,719,083
Insurance—4.3%
Aflac, Inc.	11,291	811,484
Allstate Corp. (The)	20,185	1,396,398
American International Group, Inc.	34,715	2,059,988
Aon PLC	3,985	448,273

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Arthur J. Gallagher & Co.	4,175	$212,382
Assurant, Inc.	3,888	358,668
Chubb Ltd.	7,457	936,972
Cincinnati Financial Corp.	2,669	201,296
Hartford Financial Services Group, Inc. (The)	16,555	708,885
Lincoln National Corp.	11,065	519,834
Loews Corp.	12,259	504,458
Marsh & McLennan Cos., Inc.	7,508	504,913
MetLife, Inc.	58,790	2,612,040
Principal Financial Group, Inc.[1]	9,558	492,333
Progressive Corp. (The)	26,778	843,507
Prudential Financial, Inc.	27,688	2,260,725
Torchmark Corp.	2,327	148,672
Travelers Cos., Inc. (The)	8,937	1,023,733
Unum Group	11,831	417,753
Willis Towers Watson PLC	1,801	239,119
XL Group Ltd.	11,685	392,966
Total Insurance		17,094,399
Materials—3.2%
Air Products & Chemicals, Inc.	2,464	370,438
Albemarle Corp.	1,575	134,647
Alcoa, Inc.	83,256	844,216
Avery Dennison Corp.	2,963	230,492
Ball Corp.	3,740	306,493
CF Industries Holdings, Inc.[1]	6,352	154,671
Dow Chemical Co. (The)	33,095	1,715,314
E.I. du Pont de Nemours & Co.	13,781	922,914
Eastman Chemical Co.	5,447	368,653
Ecolab, Inc.	4,264	519,014
FMC Corp.	2,625	126,892
Freeport-McMoRan, Inc.[1]	49,539	537,993
International Flavors & Fragrances, Inc.	866	123,812
International Paper Co.	16,719	802,178
LyondellBasell Industries NV, Class A	14,266	1,150,695
Martin Marietta Materials, Inc.[1]	743	133,079
Monsanto Co.	4,873	498,021
Mosaic Co. (The)[1]	11,163	273,047
Newmont Mining Corp.	7,665	301,158
Nucor Corp.	12,134	600,026
Owens-Illinois, Inc.[2]	14,008	257,607
PPG Industries, Inc.	5,771	596,490
Praxair, Inc.	3,391	409,734
Sealed Air Corp.	5,632	258,058
Sherwin-Williams Co. (The)	1,583	437,953
Vulcan Materials Co.	1,260	143,300

	Shares	Value
WestRock Co.	10,837	$525,378
Total Materials		12,742,273
Media—2.6%
CBS Corp., Class B	10,424	570,610
Charter Communications, Inc., Class A2	1,932	521,582
Comcast Corp., Class A	43,624	2,894,016
Discovery Communications, Inc., Class A2	4,973	133,873
Discovery Communications, Inc., Class C2	5,132	135,023
Interpublic Group of Cos., Inc. (The)	12,835	286,862
News Corp., Class A	11,468	160,323
News Corp., Class B1	11,165	158,766
Omnicom Group, Inc.	6,847	581,995
Scripps Networks Interactive, Inc., Class A1	2,089	132,631
TEGNA, Inc.	5,298	115,814
Time Warner, Inc.	13,946	1,110,241
Twenty-First Century Fox, Inc., Class A	21,770	527,269
Twenty-First Century Fox, Inc., Class B	21,259	525,948
Viacom, Inc., Class B	13,119	499,834
Walt Disney Co. (The)	22,518	2,091,022
Total Media		10,445,809
Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	14,837	935,770
Agilent Technologies, Inc.	3,387	159,494
Alexion Pharmaceuticals, Inc.[2]	802	98,277
Allergan PLC[2]	2,411	555,277
Amgen, Inc.	4,908	818,703
Biogen, Inc.[2]	1,387	434,173
Bristol-Myers Squibb Co.	12,061	650,329
Celgene Corp.[2]	3,534	369,409
Eli Lilly & Co.	9,974	800,513
Endo International PLC[2]	6,755	136,113
Gilead Sciences, Inc.	15,636	1,237,120
Illumina, Inc.[2]	500	90,830
Johnson & Johnson	22,292	2,633,354
Mallinckrodt PLC[2]	1,696	118,347
Merck & Co., Inc.	23,783	1,484,297
Mettler-Toledo International, Inc.[2]	226	94,881
Mylan NV2	9,089	346,473
PerkinElmer, Inc.	1,615	90,618
Perrigo Co. PLC	2,264	209,035
Pfizer, Inc.	59,125	2,002,564
Regeneron Pharmaceuticals, Inc.[2]	430	172,869
Thermo Fisher Scientific, Inc.	4,510	717,361
Vertex Pharmaceuticals, Inc.[2]	631	55,029
Waters Corp.[2]	535	84,792

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Zoetis, Inc.	3,713	$193,113
Total Pharmaceuticals, Biotechnology & Life Sciences		14,488,741
Real Estate—0.8%
American Tower Corp.	1,807	204,787
Apartment Investment & Management Co., Class A	803	36,866
AvalonBay Communities, Inc.	433	77,005
Boston Properties, Inc.	699	95,267
CBRE Group, Inc., Class A2	16,593	464,272
Crown Castle International Corp.	1,558	146,779
Digital Realty Trust, Inc.	800	77,696
Equinix, Inc.	334	120,323
Equity Residential	1,520	97,782
Essex Property Trust, Inc.	209	46,544
Extra Space Storage, Inc.[1]	433	34,384
Federal Realty Investment Trust	177	27,246
General Growth Properties, Inc.	3,337	92,101
HCP, Inc.	2,633	99,922
Host Hotels & Resorts, Inc.[1]	12,955	201,709
Iron Mountain, Inc.[1]	3,271	122,761
Kimco Realty Corp.	1,501	43,454
Macerich Co. (The)	536	43,346
Prologis, Inc.	1,895	101,458
Public Storage	435	97,066
Realty Income Corp.	605	40,493
Simon Property Group, Inc.	956	197,902
SL Green Realty Corp.	638	68,968
UDR, Inc.	994	35,774
Ventas, Inc.	1,840	129,959
Vornado Realty Trust	951	96,251
Welltower, Inc.	2,062	154,176
Weyerhaeuser Co.	8,239	263,154
Total Real Estate		3,217,445
Retailing—7.1%
Advance Auto Parts, Inc.	2,482	370,116
Amazon.com, Inc.[2]	5,882	4,925,058
AutoNation, Inc.[2]	16,662	811,606
AutoZone, Inc.[2]	554	425,660
Bed Bath & Beyond, Inc.	10,585	456,319
Best Buy Co., Inc.[1]	40,096	1,530,865
CarMax, Inc.[1,2]	10,319	550,519
Dollar General Corp.	10,833	758,202
Dollar Tree, Inc.[2]	8,497	670,668
Expedia, Inc.	2,719	317,362
Foot Locker, Inc.	4,324	292,821

	Shares	Value
Gap, Inc. (The)	24,789	$551,307
Genuine Parts Co.	5,918	594,463
Home Depot, Inc. (The)	26,912	3,463,036
Kohl's Corp.[1]	16,709	731,019
L Brands, Inc.	6,477	458,377
LKQ Corp.[2]	8,600	304,956
Lowe's Cos., Inc.	31,899	2,303,427
Macy's, Inc.	27,966	1,036,140
Netflix, Inc.[1,2]	2,860	281,853
Nordstrom, Inc.	10,585	549,150
O'Reilly Automotive, Inc.[2]	1,178	329,970
Priceline Group, Inc. (The)[2]	253	372,287
Ross Stores, Inc.	7,461	479,742
Signet Jewelers Ltd.[1]	3,421	254,967
Staples, Inc.	90,590	774,545
Target Corp.	40,223	2,762,516
Tiffany & Co.[1]	2,151	156,227
TJX Cos., Inc. (The)	15,971	1,194,311
Tractor Supply Co.	3,621	243,874
TripAdvisor, Inc.[2]	900	56,862
Ulta Salon Cosmetics & Fragrance, Inc.[2]	666	158,495
Urban Outfitters, Inc.[2]	3,600	124,272
Total Retailing		28,290,992
Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.[1]	2,080	134,056
Applied Materials, Inc.	12,143	366,111
Broadcom Ltd.	2,015	347,628
First Solar, Inc.[1,2]	4,258	168,148
Intel Corp.	58,354	2,202,863
KLA-Tencor Corp.	1,612	112,372
Lam Research Corp.	2,398	227,115
Linear Technology Corp.	937	55,555
Microchip Technology, Inc.[1]	1,554	96,566
Micron Technology, Inc.[2]	27,270	484,861
NVIDIA Corp.[1]	3,134	214,742
Qorvo, Inc.[1,2]	1,828	101,893
QUALCOMM, Inc.	13,740	941,190
Skyworks Solutions, Inc.[1]	1,752	133,397
Texas Instruments, Inc.	7,111	499,050
Xilinx, Inc.	1,538	83,575
Total Semiconductors & Semiconductor Equipment		6,169,122
Software & Services—5.0%
Accenture PLC, Class A	11,062	1,351,445
Activision Blizzard, Inc.	4,669	206,837
Adobe Systems, Inc.[2]	2,020	219,251

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Akamai Technologies, Inc.[2]	1,684	$89,235
Alliance Data Systems Corp.[2]	1,183	253,789
Alphabet, Inc., Class A2	1,940	1,559,876
Alphabet, Inc., Class C2	2,041	1,586,449
Autodesk, Inc.[2]	1,330	96,199
Automatic Data Processing, Inc.	5,096	449,467
CA, Inc.	4,648	153,756
Citrix Systems, Inc.[2]	1,553	132,347
Cognizant Technology Solutions Corp., Class A2	9,082	433,302
CSRA, Inc.	6,233	167,668
eBay, Inc.[2]	10,441	343,509
Electronic Arts, Inc.[2]	2,076	177,290
Facebook, Inc., Class A2	6,520	836,320
Fidelity National Information Services, Inc.	4,001	308,197
Fiserv, Inc.[2]	2,051	204,013
Global Payments, Inc.	1,475	113,221
International Business Machines Corp.	19,719	3,132,363
Intuit, Inc.	1,581	173,926
MasterCard, Inc., Class A	3,894	396,292
Microsoft Corp.	56,711	3,266,554
Oracle Corp.	36,035	1,415,455
Paychex, Inc.	1,882	108,911
PayPal Holdings, Inc.[2]	9,717	398,106
Red Hat, Inc.[2]	1,110	89,721
salesforce.com, Inc.[2]	3,629	258,857
Symantec Corp.	5,415	135,917
Teradata Corp.[2]	3,158	97,898
Total System Services, Inc.	2,663	125,560
VeriSign, Inc.[1,2]	560	43,814
Visa, Inc., Class A	6,626	547,970
Western Union Co. (The)[1]	10,190	212,156
Xerox Corp.	69,007	699,041
Yahoo!, Inc.[2]	4,294	185,071
Total Software & Services		19,969,783
Technology Hardware & Equipment—4.6%
Amphenol Corp., Class A	3,540	229,817
Apple, Inc.	75,406	8,524,648
Cisco Systems, Inc.	60,878	1,931,050
Corning, Inc.	15,048	355,885
F5 Networks, Inc.[2]	630	78,523
FLIR Systems, Inc.	2,014	63,280
Harris Corp.	2,978	272,815
Hewlett Packard Enterprise Co.	89,503	2,036,193
HP, Inc.	160,574	2,493,714
Juniper Networks, Inc.	8,003	192,552

	Shares	Value
Motorola Solutions, Inc.	2,944	$224,569
NetApp, Inc.	6,115	219,039
Seagate Technology PLC[1]	11,866	457,434
TE Connectivity Ltd.	7,312	470,747
Western Digital Corp.	8,910	520,968
Total Technology Hardware & Equipment		18,071,234
Telecommunication Services—3.1%
AT&T, Inc.	152,191	6,180,477
CenturyLink, Inc.	24,849	681,608
Frontier Communications Corp.[1]	58,459	243,189
Level 3 Communications, Inc.[2]	6,344	294,235
Verizon Communications, Inc.	94,228	4,897,971
Total Telecommunication Services		12,297,480
Transportation—3.3%
Alaska Air Group, Inc.	3,274	215,626
American Airlines Group, Inc.[1]	42,265	1,547,322
C.H. Robinson Worldwide, Inc.	7,239	510,060
CSX Corp.	14,413	439,596
Delta Air Lines, Inc.	40,932	1,611,083
Expeditors International of Washington, Inc.	4,586	236,271
FedEx Corp.	11,950	2,087,426
JB Hunt Transport Services, Inc.	2,983	242,041
Kansas City Southern	965	90,054
Norfolk Southern Corp.	4,158	403,575
Ryder System, Inc.	3,788	249,819
Southwest Airlines Co.	20,910	813,190
Union Pacific Corp.	8,346	813,985
United Continental Holdings, Inc.[2]	27,018	1,417,634
United Parcel Service, Inc., Class B	21,008	2,297,435
Total Transportation		12,975,117
Utilities—2.9%
AES Corp.	41,239	529,921
Alliant Energy Corp.	3,158	120,983
Ameren Corp.	4,440	218,359
American Electric Power Co., Inc.	9,483	608,904
American Water Works Co., Inc.	1,682	125,881
CenterPoint Energy, Inc.	11,375	264,241
CMS Energy Corp.	5,547	233,030
Consolidated Edison, Inc.	6,081	457,899
Dominion Resources, Inc.	5,631	418,214
DTE Energy Co.	4,018	376,366
Duke Energy Corp.	10,808	865,072
Edison International	5,887	425,336
Entergy Corp.	5,236	401,758
Eversource Energy	5,199	281,682

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Exelon Corp.	31,916	$1,062,484
FirstEnergy Corp.	16,594	548,930
NextEra Energy, Inc.	5,108	624,811
NiSource, Inc.	6,660	160,573
NRG Energy, Inc.	41,752	468,040
PG&E Corp.	10,282	628,950
Pinnacle West Capital Corp.	1,741	132,299
PPL Corp.	8,039	277,908
Public Service Enterprise Group, Inc.	8,515	356,523
SCANA Corp.	2,163	156,536
Sempra Energy	3,523	377,630
Southern Co. (The)	12,721	652,587
WEC Energy Group, Inc.	4,572	273,771
Xcel Energy, Inc.	9,879	406,422
Total Utilities		11,455,110
Total Common Stocks
(Cost $340,987,396)		395,600,730

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.0%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [3] (Cost $7,920,361)	7,920,361	7,920,361
Total Investments—101.7% (Cost $348,907,757)		403,521,091
Liabilities in Excess of Other Assets—(1.7)%		(6,830,042)
Net Assets—100.0%		$396,691,049

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $13,749,142; total value of the collateral held by the fund was $13,945,754. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,025,393.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.9%
Dana, Inc.	56,947	$887,804
Gentex Corp.	14,186	249,106
Thor Industries, Inc.[1]	8,485	718,679
Total Automobiles & Components		1,855,589
Banks—1.8%
Associated Banc-Corp.	7,503	146,984
BancorpSouth, Inc.	4,552	105,606
Bank of Hawaii Corp.[1]	1,289	93,607
Bank of the Ozarks, Inc.[1]	2,000	76,800
Cathay General Bancorp	2,280	70,178
Chemical Financial Corp.	1,363	60,149
Commerce Bancshares, Inc.[1]	3,367	165,859
Cullen/Frost Bankers, Inc.[1]	2,222	159,851
East West Bancorp, Inc.	4,694	172,317
F.N.B. Corp.[1]	8,467	104,144
First Horizon National Corp.[1]	12,179	185,486
Fulton Financial Corp.	7,279	105,691
Hancock Holding Co.	3,598	116,683
International Bancshares Corp.	2,454	73,080
MB Financial, Inc.	3,174	120,739
New York Community Bancorp, Inc.[1]	7,085	100,820
PacWest Bancorp	3,352	143,834
PrivateBancorp, Inc.	2,241	102,907
Prosperity Bancshares, Inc.	2,063	113,238
Signature Bank[2]	1,368	162,040
SVB Financial Group[2]	1,935	213,895
Synovus Financial Corp.	5,114	166,358
TCF Financial Corp.	13,092	189,965
Trustmark Corp.[1]	3,040	83,782
Umpqua Holdings Corp.	10,916	164,286
Valley National Bancorp	10,280	100,024
Washington Federal, Inc.	2,739	73,077
Webster Financial Corp.[1]	3,592	136,532
Total Banks		3,507,932
Capital Goods—11.8%
A.O. Smith Corp.	4,236	418,475
AECOM[1,2]	95,744	2,846,469
AGCO Corp.[1]	23,394	1,153,792
B/E Aerospace, Inc.	8,667	447,737
Carlisle Cos., Inc.	5,616	576,033
CLARCOR, Inc.[1]	3,452	224,380
Crane Co.	6,837	430,799

	Shares	Value
Curtiss-Wright Corp.	3,791	$345,398
Donaldson Co., Inc.[1]	9,237	344,817
Dycom Industries, Inc.[1,2]	4,635	379,050
EMCOR Group, Inc.	19,257	1,148,102
EnerSys	5,220	361,172
Esterline Technologies Corp.[2]	3,577	271,995
GATX Corp.[1]	5,335	237,674
Graco, Inc.	2,680	198,320
Granite Construction, Inc.	7,805	388,221
Hubbell, Inc.	5,090	548,397
Huntington Ingalls Industries, Inc.	6,927	1,062,740
IDEX Corp.	3,467	324,407
ITT, Inc.	10,838	388,434
Joy Global, Inc.	15,602	432,800
KBR, Inc.	46,454	702,849
Kennametal, Inc.	11,671	338,692
KLX, Inc.[1,2]	6,834	240,557
Lennox International, Inc.	3,468	544,580
Lincoln Electric Holdings, Inc.	5,817	364,261
MSC Industrial Direct Co., Inc., Class A1	6,101	447,874
Nordson Corp.[1]	2,689	267,905
NOW, Inc.[2]	18,921	405,477
Orbital ATK, Inc.	9,355	713,132
Oshkosh Corp.	16,588	928,928
Regal Beloit Corp.	8,965	533,328
Teledyne Technologies, Inc.[2]	3,239	349,585
Terex Corp.	34,429	874,841
Timken Co. (The)	12,894	453,095
Toro Co. (The)	7,796	365,165
Trinity Industries, Inc.	34,577	836,072
Triumph Group, Inc.	20,185	562,758
Valmont Industries, Inc.	3,014	405,594
Wabtec Corp.[1]	6,314	515,538
Watsco, Inc.	4,429	624,046
Woodward, Inc.	5,000	312,400
Total Capital Goods		23,315,889
Commercial & Professional Services—2.7%
CEB, Inc.	2,642	143,910
Clean Harbors, Inc.[2]	9,586	459,936
Copart, Inc.[1,2]	3,701	198,226
Deluxe Corp.	4,132	276,100
FTI Consulting, Inc.[2]	6,699	298,508
Herman Miller, Inc.	9,844	281,538
HNI Corp.	6,606	262,919
Manpowergroup, Inc.	43,186	3,120,620

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
MSA Safety, Inc.	3,187	$184,974
Rollins, Inc.	7,930	232,190
Total Commercial & Professional Services		5,458,921
Consumer Durables & Apparel—4.0%
Brunswick Corp.	13,848	675,505
CalAtlantic Group, Inc.[1]	22,890	765,442
Carter’s, Inc.	4,737	410,745
Deckers Outdoor Corp.[1,2]	4,592	273,454
Fossil Group, Inc.[1,2]	17,747	492,834
Helen of Troy Ltd.[2]	2,756	237,485
Kate Spade & Co.[2]	10,457	179,128
KB Home[1]	33,785	544,614
NVR, Inc.[2]	507	831,414
Polaris Industries, Inc.[1]	10,084	780,905
Skechers U.S.A., Inc., Class A2	22,579	517,059
Tempur Sealy International, Inc.[1,2]	6,328	359,051
Toll Brothers, Inc.[2]	23,061	688,602
TRI Pointe Group, Inc.[1,2]	30,863	406,774
Tupperware Brands Corp.[1]	5,310	347,115
Vista Outdoor, Inc.[2]	8,943	356,468
Total Consumer Durables & Apparel		7,866,595
Consumer Services—2.4%
Brinker International, Inc.[1]	9,910	499,761
Buffalo Wild Wings, Inc.[1,2]	1,913	269,236
Cheesecake Factory, Inc. (The)[1]	6,637	332,248
Churchill Downs, Inc.[1]	1,258	184,108
Cracker Barrel Old Country Store, Inc.	3,180	420,460
DeVry Education Group, Inc.[1]	12,383	285,552
Domino’s Pizza, Inc.	2,100	318,885
Dunkin' Brands Group, Inc.[1]	2,611	135,981
Graham Holdings Co., Class B	762	366,804
International Speedway Corp., Class A	2,949	98,556
Jack in the Box, Inc.	2,407	230,928
Panera Bread Co., Class A1,2	2,085	405,991
Service Corp. International	17,324	459,779
Sotheby’s1	3,528	134,134
Texas Roadhouse, Inc., Class A	6,719	262,242
Wendy’s Co. (The)	25,060	270,648
Total Consumer Services		4,675,313
Diversified Financials—1.4%
CBOE Holdings, Inc.	1,457	94,486
Eaton Vance Corp.[1]	5,343	208,644
FactSet Research Systems, Inc.[1]	951	154,157
Federated Investors, Inc., Class B	4,910	145,483
Janus Capital Group, Inc.	11,279	158,019
	Shares	Value
MarketAxess Holdings, Inc.	289	$47,855
MSCI, Inc.	1,989	166,957
Raymond James Financial, Inc.	14,013	815,697
SEI Investments Co.	4,544	207,252
SLM Corp.[2]	15,406	115,083
Stifel Financial Corp.[2]	9,719	373,696
Waddell & Reed Financial, Inc., Class A	11,413	207,260
WisdomTree Investments, Inc.[1]	3,752	38,608
Total Diversified Financials		2,733,197
Energy—5.9%
CONSOL Energy, Inc.[1]	16,787	322,310
Denbury Resources, Inc.[1,2]	52,049	168,118
Diamond Offshore Drilling, Inc.	10,428	183,637
Dril-Quip, Inc.[1,2]	2,081	115,995
Energen Corp.	1,793	103,492
Ensco PLC, Class A	74,553	633,701
Gulfport Energy Corp.[2]	2,960	83,620
HollyFrontier Corp.[1]	67,315	1,649,217
Nabors Industries Ltd.	40,216	489,027
Noble Corp. PLC[1]	84,770	537,442
Oceaneering International, Inc.	16,053	441,618
Oil States International, Inc.[1,2]	4,340	137,014
Patterson-UTI Energy, Inc.[1]	9,589	214,506
QEP Resources, Inc.	13,015	254,183
Rowan Cos. PLC, Class A	24,529	371,860
SM Energy Co.[1]	4,875	188,077
Superior Energy Services, Inc.[1]	18,355	328,555
Western Refining, Inc.[1]	46,864	1,240,021
World Fuel Services Corp.	89,555	4,142,814
WPX Energy, Inc.[1,2]	13,360	176,218
Total Energy		11,781,425
Food & Staples Retailing—1.4%
Casey's General Stores, Inc.	8,158	980,184
Sprouts Farmers Market, Inc.[1,2]	28,201	582,351
United Natural Foods, Inc.[2]	32,463	1,299,818
Total Food & Staples Retailing		2,862,353
Food, Beverage & Tobacco—2.9%
Boston Beer Co., Inc. (The), Class A1,2	869	134,921
Dean Foods Co.[1]	73,059	1,198,168
Flowers Foods, Inc.[1]	38,793	586,550
Hain Celestial Group, Inc. (The)[2]	12,553	446,636
Ingredion, Inc.	6,653	885,248
Lancaster Colony Corp.	1,390	183,605
Post Holdings, Inc.[1,2]	9,560	737,745
Snyder's-Lance, Inc.[1]	7,740	259,909

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Tootsie Roll Industries, Inc.	2,188	$80,584
TreeHouse Foods, Inc.[1,2]	7,867	685,924
WhiteWave Foods Co. (The)[2]	11,471	624,366
Total Food, Beverage & Tobacco		5,823,656
Health Care Equipment & Services—8.4%
ABIOMED, Inc.[2]	432	55,547
Align Technology, Inc.[1,2]	1,542	144,562
Allscripts Healthcare Solutions, Inc.[2]	16,885	222,375
Amsurg Corp.[1,2]	6,453	432,674
Community Health Systems, Inc.[1,2]	233,604	2,695,790
Halyard Health, Inc.[2]	6,825	236,554
Hill-Rom Holdings, Inc.	6,405	396,982
IDEXX Laboratories, Inc.[2]	2,313	260,744
LifePoint Hospitals, Inc.[1,2]	15,453	915,281
LivaNova PLC[1,2]	1,932	116,133
MEDNAX, Inc.[1,2]	7,037	466,201
Molina Healthcare, Inc.[1,2]	42,302	2,467,053
NuVasive, Inc.[1,2]	2,275	151,651
Owens & Minor, Inc.	44,946	1,560,975
ResMed, Inc.[1]	4,341	281,253
STERIS PLC	5,142	375,880
Teleflex, Inc.[1]	1,593	267,704
Tenet Healthcare Corp.[1,2]	126,869	2,874,852
VCA, Inc.[2]	5,054	353,679
WellCare Health Plans, Inc.[2]	19,284	2,257,964
West Pharmaceutical Services, Inc.	2,680	199,660
Total Health Care Equipment & Services		16,733,514
Household & Personal Products—0.8%
Avon Products, Inc.	166,638	943,171
Edgewell Personal Care Co.[1,2]	4,699	373,665
Energizer Holdings, Inc.[1]	5,367	268,135
Total Household & Personal Products		1,584,971
Insurance—6.1%
Alleghany Corp.[2]	1,667	875,208
American Financial Group, Inc.	12,752	956,400
Aspen Insurance Holdings Ltd.	9,892	460,868
Brown & Brown, Inc.	7,055	266,044
CNO Financial Group, Inc.	38,340	585,452
Endurance Specialty Holdings Ltd.	5,548	363,117
Everest Re Group Ltd.	4,566	867,403
First American Financial Corp.	19,851	779,747
Genworth Financial, Inc., Class A1,2	245,391	1,217,139
Hanover Insurance Group, Inc. (The)	9,974	752,239
Kemper Corp.[1]	10,430	410,108
Mercury General Corp.	9,130	500,781

	Shares	Value
Old Republic International Corp.[1]	49,216	$867,186
Primerica, Inc.[1]	4,037	214,082
Reinsurance Group of America, Inc.	15,469	1,669,724
RenaissanceRe Holdings Ltd.	2,151	258,464
W.R. Berkley Corp.	19,843	1,146,132
Total Insurance		12,190,094
Materials—8.4%
Allegheny Technologies, Inc.[1]	28,979	523,651
AptarGroup, Inc.[1]	4,576	354,228
Ashland Global Holdings, Inc.[1]	6,244	723,992
Bemis Co., Inc.	11,948	609,467
Cabot Corp.	7,416	388,673
Carpenter Technology Corp.	7,440	306,974
Commercial Metals Co.[1]	47,610	770,806
Compass Minerals International, Inc.[1]	2,206	162,582
Domtar Corp.	22,356	830,078
Eagle Materials, Inc.	2,363	182,660
Greif, Inc., Class A	10,837	537,407
Louisiana-Pacific Corp.[2]	15,859	298,625
Minerals Technologies, Inc.	3,827	270,531
NewMarket Corp.	749	321,561
Olin Corp.[1]	36,000	738,720
Packaging Corp. of America	10,768	875,008
PolyOne Corp.	15,786	533,725
Reliance Steel & Aluminum Co.	18,841	1,357,117
Royal Gold, Inc.	691	53,504
RPM International, Inc.	14,154	760,353
Scotts Miracle-Gro Co., (The), Class A	4,597	382,792
Sensient Technologies Corp.	2,833	214,741
Silgan Holdings, Inc.	11,429	578,193
Sonoco Products Co.	14,705	776,865
Steel Dynamics, Inc.	46,207	1,154,713
United States Steel Corp.[1]	93,562	1,764,579
Valspar Corp. (The)	6,190	656,573
Worthington Industries, Inc.[1]	10,303	494,853
Total Materials		16,622,971
Media—1.7%
AMC Networks, Inc., Class A2	8,153	422,815
Cable One, Inc.[1]	243	141,912
Cinemark Holdings, Inc.	11,323	433,444
John Wiley & Sons, Inc., Class A	5,332	275,185
Live Nation Entertainment, Inc.[2]	45,065	1,238,386
Meredith Corp.	4,904	254,959
New York Times Co., (The), Class A	19,180	229,201
Time, Inc.	31,729	459,436
Total Media		$3,455,338

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—0.9%
Akorn, Inc.[1,2]	5,703	$155,464
Bio-Rad Laboratories, Inc., Class A2	1,919	314,351
Bio-Techne Corp.	699	76,541
Catalent, Inc.[1,2]	10,946	282,845
Charles River Laboratories International, Inc.[2]	2,812	234,352
PARAXEL International Corp.[2]	4,732	328,637
Prestige Brands Holdings, Inc.[2]	2,664	128,591
United Therapeutics Corp.[2]	1,925	227,304
Total Pharmaceuticals, Biotechnology & Life Sciences		1,748,085
Real Estate—2.6%
Alexander & Baldwin, Inc.	1,901	73,036
Alexandria Real Estate Equities, Inc.	1,236	134,440
American Campus Communities, Inc.[1]	2,388	121,478
Camden Property Trust	1,597	133,733
Care Capital Properties, Inc.	1,773	50,531
Communications Sales & Leasing, Inc.	4,545	142,759
Corporate Office Properties Trust	3,203	90,805
Corrections Corp. of America	16,979	235,499
DCT Industrial Trust, Inc.	1,182	57,386
Douglas Emmett, Inc.	2,824	103,443
Duke Realty Corp.	5,065	138,426
Education Realty Trust, Inc.	951	41,026
EPR Properties	884	69,606
Equity One, Inc.	1,871	57,271
First Industrial Realty Trust, Inc.	2,028	57,230
Healthcare Realty Trust, Inc.	1,788	60,899
Highwoods Properties, Inc.	1,927	100,435
Hospitality Properties Trust	10,598	314,973
Jones Lang LaSalle, Inc.	8,488	965,850
Kilroy Realty Corp.	1,303	90,363
Lamar Advertising Co., Class A1	3,599	235,051
LaSalle Hotel Properties	7,597	181,340
Liberty Property Trust	2,975	120,041
Life Storage, Inc.[1]	628	55,854
Mack-Cali Realty Corp.	3,291	89,581
Medical Properties Trust, Inc.	5,331	78,739
Mid-America Apartment Communities, Inc.	1,729	162,509
National Retail Properties, Inc.[1]	1,524	77,495
Omega Healthcare Investors, Inc.[1]	3,647	129,286
Post Properties, Inc.	920	60,840
Potlatch Corp.	2,354	91,547
Rayonier, Inc.	3,936	104,461
Regency Centers Corp.	1,211	93,840

	Shares	Value
Senior Housing Properties Trust	7,248	$164,602
Tanger Factory Outlet Centers, Inc.	1,804	70,284
Taubman Centers, Inc.	1,192	88,697
Urban Edge Properties	1,776	49,977
Washington Prime Group, Inc.	10,652	131,872
Weingarten Realty Investors	2,148	83,729
Total Real Estate		5,108,934
Retailing—8.6%
Aaron’s, Inc.[1]	19,747	501,969
Abercrombie & Fitch Co., Class A1	30,576	485,853
American Eagle Outfitters, Inc.	29,252	522,441
Ascena Retail Group, Inc.[1,2]	122,354	683,959
Big Lots, Inc.[1]	16,586	791,981
Cabela’s, Inc.[1,2]	12,958	711,783
Chico’s FAS, Inc.	31,481	374,624
CST Brands, Inc.	28,590	1,374,893
Dick’s Sporting Goods, Inc.	18,295	1,037,692
GameStop Corp., Class A1	52,594	1,451,068
Guess?, Inc.[1]	22,191	324,211
HSN, Inc.[1]	13,802	549,320
JC Penney Co., Inc.[1,2]	186,937	1,723,559
Murphy USA, Inc.[2]	20,467	1,460,525
Office Depot, Inc.	557,874	1,991,610
Pool Corp.	4,023	380,254
Restoration Hardware Holdings, Inc.[1,2]	9,319	322,251
Sally Beauty Holdings, Inc.[2]	59,725	1,533,738
Williams-Sonoma, Inc.[1]	15,385	785,866
Total Retailing		17,007,597
Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc.[2]	95,928	662,863
Cirrus Logic, Inc.[2]	3,642	193,572
Cree, Inc.[1,2]	10,383	267,051
Cypress Semiconductor Corp.	22,858	277,953
Integrated Device Technology, Inc.[2]	5,141	118,757
Intersil Corp., Class A	4,008	87,895
Microsemi Corp.[2]	5,270	221,235
Monolithic Power Systems, Inc.	725	58,363
Silicon Laboratories, Inc.[2]	1,761	103,547
Synaptics, Inc.[1,2]	4,437	259,919
Teradyne, Inc.	11,562	249,508
Total Semiconductors & Semiconductor Equipment		2,500,663
Software & Services—4.3%
ACI Worldwide, Inc.[2]	8,077	156,532
Acxiom Corp.[2]	5,038	134,263
ANSYS, Inc.[2]	1,596	147,806

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Broadridge Financial Solutions, Inc.	6,378	$432,365
Cadence Design Systems, Inc.[2]	10,753	274,524
CDK Global, Inc.	5,680	325,805
CommVault Systems, Inc.[2]	1,769	93,987
Computer Sciences Corp.[1]	22,345	1,166,632
comScore, Inc.[2]	1,786	54,759
Convergys Corp.[1]	15,189	462,049
CoreLogic, Inc.[2]	6,727	263,833
DST Systems, Inc.	2,806	330,884
Fair Isaac Corp.	1,014	126,334
Fortinet, Inc.[2]	4,942	182,508
Gartner, Inc.[2]	3,941	348,581
j2 Global, Inc.	1,758	117,100
Jack Henry & Associates, Inc.	2,403	205,577
Leidos Holdings, Inc., Class W	18,671	808,081
Manhattan Associates, Inc.[2]	1,511	87,064
MAXIMUS, Inc.	6,334	358,251
Mentor Graphics Corp.[1]	7,438	196,661
NeuStar, Inc., Class A1,2	6,572	174,749
PTC, Inc.[2]	4,197	185,969
Rackspace Hosting, Inc.[2]	10,134	321,146
Science Applications International Corp.	10,326	716,315
Synopsys, Inc.[2]	6,026	357,643
Tyler Technologies, Inc.[1,2]	597	102,224
Ultimate Software Group, Inc. (The)[2]	519	106,078
WebMD Health Corp.[1,2]	2,003	99,549
WEX, Inc.[1,2]	1,296	140,085
Total Software & Services		8,477,354
Technology Hardware & Equipment—16.0%
3D Systems Corp.[1,2]	6,131	110,052
ARRIS International PLC[2]	31,195	883,754
Arrow Electronics, Inc.[1,2]	60,337	3,859,758
Avnet, Inc.	102,545	4,210,498
Belden, Inc.[1]	5,559	383,515
Brocade Communications Systems, Inc.	37,125	342,664
Ciena Corp.[2]	17,707	386,013
Cognex Corp.	1,325	70,040
Diebold, Inc.[1]	14,466	358,612
Ingram Micro, Inc., Class A	184,699	6,586,366
InterDigital, Inc.	828	65,578
IPG Photonics Corp.[1,2]	1,712	140,983
Jabil Circuit, Inc.	127,133	2,774,042
Keysight Technologies, Inc.[2]	14,802	469,075
Knowles Corp.[1,2]	10,517	147,764
Lexmark International, Inc., Class A	14,875	594,405

	Shares	Value
National Instruments Corp.	6,896	$195,846
NCR Corp.[2]	30,264	974,198
NetScout Systems, Inc.[2]	5,967	174,535
Plantronics, Inc.	2,682	139,357
SYNNEX Corp.[1]	19,992	2,281,287
Tech Data Corp.[1,2]	55,993	4,743,167
Trimble Navigation Ltd.[2]	13,279	379,248
VeriFone Systems, Inc.[2]	19,157	301,531
ViaSat, Inc.[1,2]	3,022	225,592
Vishay Intertechnology, Inc.[1]	24,904	350,897
Zebra Technologies Corp., Class A1,2	8,311	578,529
Total Technology Hardware & Equipment		31,727,306
Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	28,385	771,504
Transportation—1.6%
Avis Budget Group, Inc.[2]	4,985	170,537
Genesee & Wyoming, Inc., Class A2	4,647	320,411
JetBlue Airways Corp.[2]	60,191	1,037,693
Kirby Corp.[1,2]	5,081	315,835
Landstar System, Inc.	7,185	489,155
Old Dominion Freight Line, Inc.[1,2]	6,553	449,601
Werner Enterprises, Inc.	13,130	305,535
Total Transportation		3,088,767
Utilities—3.5%
Aqua America, Inc.	4,102	125,029
Atmos Energy Corp.	6,852	510,268
Black Hills Corp.[1]	3,497	214,086
Great Plains Energy, Inc.	14,609	398,680
Hawaiian Electric Industries, Inc.	12,526	373,901
IDACORP, Inc.	2,439	190,925
MDU Resources Group, Inc.	27,210	692,222
National Fuel Gas Co.	3,953	213,739
New Jersey Resources Corp.	8,354	274,512
NorthWestern Corp.[1]	4,627	266,191
OGE Energy Corp.	10,253	324,200
ONE Gas, Inc.	3,364	208,030
PNM Resources, Inc.	6,485	212,189
Southwest Gas Corp.	5,438	379,899
Talen Energy Corp.[1,2]	48,017	665,036
UGI Corp.	19,047	861,686
Vectren Corp.	7,059	354,362
Westar Energy, Inc.	6,777	384,595
WGL Holdings, Inc.	5,744	360,149
Total Utilities		7,009,699

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Total Common Stocks
(Cost $184,453,570)		$197,907,667

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—14.3%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [3] (Cost $28,429,314)	28,429,314	28,429,314
Total Investments—114.1% (Cost $212,882,884)		226,336,981
Liabilities in Excess of Other Assets—(14.1)%		(27,949,904)
Net Assets—100.0%		$198,387,077

PLC	-	Public Limited Company
1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $54,312,533; total value of the collateral held by the fund was $54,901,677. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,472,363.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.2%
American Axle & Manufacturing Holdings, Inc.[1,2]	111,943	$1,927,659
Cooper-Standard Holding, Inc.[2]	15,965	1,577,342
Dorman Products, Inc.[1,2]	6,277	401,100
Drew Industries, Inc.	7,712	755,930
Fox Factory Holding Corp.[1,2]	19,272	442,678
Gentherm, Inc.[2]	13,476	423,416
Motorcar Parts of America, Inc.[1,2]	6,178	177,803
Standard Motor Products, Inc.	10,367	495,128
Superior Industries International, Inc.	12,013	350,299
Winnebago Industries, Inc.[1]	20,209	476,326
Total Automobiles & Components		7,027,681
Banks—2.6%
Ameris Bancorp	3,997	139,695
Astoria Financial Corp.	12,755	186,223
Banc of California, Inc.[1]	11,679	203,915
Bank Mutual Corp.	5,734	44,037
Banner Corp.	4,321	189,001
BofI Holding, Inc.[1,2]	6,865	153,776
Boston Private Financial Holdings, Inc.	13,242	169,895
Brookline Bancorp, Inc.	8,591	104,724
Cardinal Financial Corp.	3,299	86,071
Central Pacific Financial Corp.	3,887	97,914
City Holding Co.	1,717	86,348
Columbia Banking System, Inc.	5,799	189,743
Community Bank System, Inc.[1]	4,059	195,278
Customers Bancorp, Inc.[1,2]	4,571	115,006
CVB Financial Corp.	8,318	146,480
Dime Community Bancshares	5,806	97,309
First BanCorp[2]	45,503	236,616
First Commonwealth Financial Corp.	10,664	107,600
First Financial Bancorp[1]	6,940	151,570
First Financial Bankshares, Inc.[1]	3,942	143,646
First Midwest Bancorp, Inc.	11,192	216,677
Glacier Bancorp, Inc.	6,717	191,569
Great Western Bancorp, Inc.	5,521	183,960
Hanmi Financial Corp.	3,729	98,222
Home BancShares, Inc.	9,189	191,223
Hope Bancorp, Inc.	9,075	157,633
Independent Bank Corp.	2,687	145,340
LegacyTexas Financial Group, Inc.	4,126	130,505
LendingTree, Inc.[1,2]	1,605	155,541
NBT Bancorp, Inc.[1]	5,374	176,643
Northfield Bancorp, Inc.[1]	2,979	47,962

	Shares	Value
Northwest Bancshares, Inc.[1]	11,036	$173,376
OFG Bancorp	12,766	129,064
Old National Bancorp	21,789	306,353
Opus Bank[1]	3,211	113,573
Oritani Financial Corp.	4,421	69,498
Pinnacle Financial Partners, Inc.[1]	3,193	172,677
Provident Financial Services, Inc.	6,805	144,470
S&T Bancorp, Inc.[1]	3,850	111,611
ServisFirst Bancshares, Inc.	1,603	83,212
Simmons First National Corp., Class A	3,835	191,366
Southside Bancshares, Inc.	2,483	79,903
Sterling Bancorp	12,040	210,700
Texas Capital Bancshares, Inc.[2]	5,087	279,378
Tompkins Financial Corp.	1,547	118,206
TrustCo Bank Corp.	10,707	75,913
UMB Financial Corp.	7,466	443,854
United Bankshares, Inc.[1]	5,634	212,233
United Community Banks, Inc.	8,578	180,310
Walker & Dunlop, Inc.[2]	8,693	219,585
Westamerica Bancorporation[1]	1,748	88,938
Wintrust Financial Corp.	8,007	444,949
Total Banks		8,389,291
Capital Goods—12.2%
AAON, Inc.[1]	6,348	182,949
AAR Corp.	28,435	890,584
Actuant Corp., Class A	24,711	574,284
Aegion Corp.[2]	34,336	654,788
Aerojet Rocketdyne Holdings, Inc.[2]	44,709	785,984
Aerovironment, Inc.[1,2]	5,330	130,105
Alamo Group, Inc.	6,402	421,828
Albany International Corp., Class A	8,625	365,528
American Woodmark Corp.[2]	5,689	458,363
Apogee Enterprises, Inc.	10,400	464,776
Applied Industrial Technologies, Inc.	25,773	1,204,630
Astec Industries, Inc.	8,449	505,842
AZZ, Inc.	6,804	444,097
Barnes Group, Inc.	14,247	577,716
Briggs & Stratton Corp.	48,605	906,483
Chart Industries, Inc.[2]	14,923	489,922
CIRCOR International, Inc.	5,453	324,781
Comfort Systems USA, Inc.	25,090	735,388
Cubic Corp.	15,177	710,435
DXP Enterprises, Inc.[2]	20,029	564,618
Encore Wire Corp.	12,960	476,539
Engility Holdings, Inc.[2]	34,850	1,097,775

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
EnPro Industries, Inc.	10,775	$612,236
ESCO Technologies, Inc.	5,964	276,849
Federal Signal Corp.	24,609	326,315
Franklin Electric Co., Inc.	11,578	471,340
General Cable Corp.[1]	129,830	1,944,853
Gibraltar Industries, Inc.[2]	14,309	531,579
Greenbrier Cos., Inc. (The)[1]	40,573	1,432,227
Griffon Corp.[1]	57,825	983,603
Harsco Corp.	79,624	790,666
Hillenbrand, Inc.	23,308	737,465
John Bean Technologies Corp.[1]	8,839	623,591
Kaman Corp.	19,847	871,680
Lindsay Corp.	3,412	252,420
Lydall, Inc.[2]	5,120	261,786
Mercury Systems, Inc.[2]	5,563	136,683
Moog, Inc., Class A2	21,208	1,262,724
Mueller Industries, Inc.	29,150	945,043
MYR Group, Inc.[2]	17,817	536,292
National Presto Industries, Inc.[1]	2,513	220,616
Orion Group Holdings, Inc.[2]	44,816	306,990
Patrick Industries, Inc.[2]	8,169	505,824
PGT, Inc.[2]	16,789	179,139
Powell Industries, Inc.	7,193	288,080
Proto Labs, Inc.[1,2]	2,512	150,494
Quanex Building Products Corp.	21,805	376,354
Raven Industries, Inc.	5,404	124,454
Simpson Manufacturing Co., Inc.	8,979	394,627
SPX Corp.[2]	43,512	876,332
SPX FLOW, Inc.[2]	37,521	1,160,149
Standex International Corp.	4,093	380,117
TASER International, Inc.[1,2]	4,073	116,529
Tennant Co.	6,058	392,558
Titan International, Inc.	66,192	669,863
Trex Co., Inc.[2]	3,826	224,663
Universal Forest Products, Inc.	14,014	1,380,239
Veritiv Corp.[1,2]	81,168	4,072,199
Vicor Corp.[2]	7,994	92,730
Wabash National Corp.[1,2]	69,978	996,487
Watts Water Technologies, Inc., Class A1	10,854	703,773
Total Capital Goods		39,576,984
Commercial & Professional Services—6.9%
ABM Industries, Inc.	63,330	2,514,201
Brady Corp., Class A	15,845	548,395
Brink's Co. (The)	40,869	1,515,423
CDI Corp.	84,843	481,060

	Shares	Value
Essendant, Inc.	132,221	$2,713,175
Exponent, Inc.	2,855	145,776
G&K Services, Inc., Class A	4,748	453,387
Healthcare Services Group, Inc.	18,785	743,510
Heidrick & Struggles International, Inc.	13,959	258,939
Insperity, Inc.	18,631	1,353,356
Interface, Inc.	27,516	459,242
Kelly Services, Inc., Class A	141,373	2,717,189
Korn/Ferry International	27,648	580,608
Matthews International Corp., Class A	11,515	699,651
Mobile Mini, Inc.	8,562	258,572
Multi-Color Corp.	6,327	417,582
Navigant Consulting, Inc.[2]	21,389	432,486
On Assignment, Inc.[2]	30,114	1,092,837
R.R. Donnelley & Sons Co.[2]	5,522	86,806
Resources Connection, Inc.	20,147	300,996
Team, Inc.[1,2]	16,924	553,584
Tetra Tech, Inc.	24,576	871,711
TrueBlue, Inc.[2]	60,895	1,379,881
UniFirst Corp.	5,333	703,209
US Ecology, Inc.	5,714	256,216
Viad Corp.	13,731	506,262
WageWorks, Inc.[2]	2,546	155,077
Total Commercial & Professional Services		22,199,131
Consumer Durables & Apparel—4.2%
Arctic Cat, Inc.[1]	20,033	310,311
Callaway Golf Co.	35,687	414,326
Cavco Industries, Inc.[2]	3,502	346,873
Crocs, Inc.[2]	61,608	511,346
Ethan Allen Interiors, Inc.	11,881	371,519
G-III Apparel Group Ltd.[1,2]	37,609	1,096,302
Iconix Brand Group, Inc.[1,2]	22,098	179,436
Installed Building Products, Inc.[1,2]	10,520	377,352
iRobot Corp.[1,2]	7,427	326,639
La-Z-Boy, Inc.	28,225	693,206
LGI Homes, Inc.[1,2]	9,644	355,285
M.D.C. Holdings, Inc.	38,632	996,706
M/I Homes, Inc.[1,2]	32,831	773,827
Meritage Homes Corp.[1,2]	40,357	1,400,388
Movado Group, Inc.	13,301	285,705
Nautilus, Inc.[2]	5,530	125,642
Oxford Industries, Inc.	6,626	448,580
Perry Ellis International, Inc.[2]	22,053	425,182
Steven Madden Ltd.[1,2]	19,510	674,266
Sturm Ruger & Co., Inc.[1]	5,171	298,677

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
TopBuild Corp.[2]	24,954	$828,473
Unifi, Inc.[2]	10,694	314,724
Universal Electronics, Inc.[2]	4,260	317,200
Vera Bradley, Inc.[2]	14,951	226,508
WCI Communities, Inc.[2]	16,165	383,434
Wolverine World Wide, Inc.	53,371	1,229,134
Total Consumer Durables & Apparel		13,711,041
Consumer Services—3.4%
American Public Education, Inc.[2]	7,786	154,241
Belmond Ltd., Class A2	22,300	283,433
Biglari Holdings, Inc.[2]	930	405,499
BJ's Restaurants, Inc.[1,2]	12,386	440,322
Bob Evans Farms, Inc.[1]	17,047	652,900
Boyd Gaming Corp.[1,2]	55,147	1,090,808
Capella Education Co.	3,400	197,336
Career Education Corp.[2]	60,854	413,199
Chuy's Holdings, Inc.[1,2]	5,273	147,328
DineEquity, Inc.	4,063	321,749
El Pollo Loco Holdings, Inc.[1,2]	12,785	160,963
Fiesta Restaurant Group, Inc.[1,2]	13,048	313,152
Interval Leisure Group, Inc.	20,576	353,290
Marcus Corp. (The)	9,283	232,446
Marriott Vacations Worldwide Corp.[1]	8,040	589,493
Monarch Casino & Resort, Inc.[2]	4,258	107,174
Papa John's International, Inc.	10,380	818,463
Popeyes Louisiana Kitchen, Inc.[1,2]	2,311	122,806
Red Robin Gourmet Burgers, Inc.[1,2]	12,637	567,907
Regis Corp.[2]	65,879	826,781
Ruby Tuesday, Inc.[2]	195,395	488,487
Ruth's Hospitality Group, Inc.	12,156	171,643
Scientific Games Corp., Class A1,2	125,209	1,411,105
Sonic Corp.	11,395	298,321
Strayer Education, Inc.[2]	4,366	203,805
Universal Technical Institute, Inc.	74,323	132,295
Total Consumer Services		10,904,946
Diversified Financials—3.8%
Calamos Asset Management, Inc., Class A1	14,662	99,995
Capstead Mortgage Corp.	5,508	51,940
Encore Capital Group, Inc.[1,2]	24,269	545,567
Enova International, Inc.[2]	33,977	328,897
Evercore Partners, Inc., Class A	12,158	626,259
EZCORP, Inc., Class A1,2	32,861	363,443
Financial Engines, Inc.	5,703	169,436
FirstCash, Inc.	7,417	349,192
Green Dot Corp., Class A2	14,557	335,684

	Shares	Value
Greenhill & Co., Inc.	5,601	$132,016
Interactive Brokers Group, Inc., Class A1	18,967	668,966
INTL. FCStone, Inc.[2]	182,861	7,104,150
Investment Technology Group, Inc.	17,662	302,727
Piper Jaffray Cos.[2]	6,847	330,710
PRA Group, Inc.[1,2]	12,775	441,248
Virtus Investment Partners, Inc.[1]	1,745	170,766
World Acceptance Corp.[2]	5,444	266,974
Total Diversified Financials		12,287,970
Energy—3.0%
Atwood Oceanics, Inc.[1]	77,085	669,869
Basic Energy Services, Inc.[1,2]	488,389	405,070
Bill Barrett Corp.[1,2]	13,677	76,044
Bristow Group, Inc.[1]	61,079	856,327
CARBO Ceramics, Inc.[1]	7,433	81,317
Carrizo Oil & Gas, Inc.[1,2]	4,955	201,272
Cloud Peak Energy, Inc.[1,2]	123,182	670,110
Contango Oil & Gas Co.[2]	4,339	44,345
Era Group, Inc.[2]	16,595	133,590
Exterran Corp.[2]	59,261	929,212
Geospace Technologies Corp.[1,2]	1,606	31,285
Green Plains, Inc.	59,591	1,561,284
Gulf Island Fabrication, Inc.	15,475	142,370
Helix Energy Solutions Group, Inc.[2]	35,256	286,631
Hornbeck Offshore Services, Inc.[1,2]	29,076	159,918
Matrix Service Co.[2]	33,613	630,580
Newpark Resources, Inc.[2]	36,975	272,136
Northern Oil and Gas, Inc.[1,2]	22,197	59,488
PDC Energy, Inc.[2]	2,713	181,934
Pioneer Energy Services Corp.[2]	46,866	189,339
REX American Resources Corp.[1,2]	2,384	202,068
SEACOR Holdings, Inc.[1,2]	7,657	455,515
Synergy Resources Corp.[1,2]	7,660	53,084
Tesco Corp.	12,096	98,703
TETRA Technologies, Inc.[2]	72,714	444,282
Tidewater, Inc.[1]	125,728	354,553
U.S. Silica Holdings, Inc.[1]	5,905	274,937
Unit Corp.[2]	18,486	343,840
Total Energy		9,809,103
Food & Staples Retailing—4.4%
Andersons, Inc. (The)	53,512	1,936,064
SpartanNash Co.	122,160	3,532,867
SUPERVALU, Inc.[2]	1,745,073	8,707,915
Total Food & Staples Retailing		14,176,846

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Food, Beverage & Tobacco—2.1%
B&G Foods, Inc.	11,214	$551,505
Calavo Growers, Inc.	5,889	385,317
Cal-Maine Foods, Inc.[1]	21,619	833,196
Darling Ingredients, Inc.[2]	118,089	1,595,383
J&J Snack Foods Corp.	3,939	469,214
Sanderson Farms, Inc.	13,907	1,339,661
Seneca Foods Corp., Class A2	21,630	610,831
Universal Corp.	18,056	1,051,220
Total Food, Beverage & Tobacco		6,836,327
Health Care Equipment & Services—7.7%
Abaxis, Inc.	2,172	112,119
Aceto Corp.[1]	14,160	268,898
Adeptus Health, Inc., Class A1,2	5,031	216,585
Air Methods Corp.[1,2]	17,266	543,706
Almost Family, Inc.[2]	7,448	273,863
Amedisys, Inc.[2]	13,110	621,938
AMN Healthcare Services, Inc.[1,2]	23,410	746,077
Analogic Corp.	2,681	237,537
AngioDynamics, Inc.[2]	9,743	170,892
Anika Therapeutics, Inc.[2]	1,059	50,673
BioTelemetry, Inc.[2]	5,063	94,020
Cantel Medical Corp.	3,761	293,283
Chemed Corp.	5,336	752,750
Computer Programs & Systems, Inc.[1]	4,248	110,703
CONMED Corp.	8,759	350,886
CorVel Corp.[2]	6,262	240,461
Cross Country Healthcare, Inc.[2]	31,960	376,489
CryoLife, Inc.	4,356	76,535
Cynosure, Inc., Class A2	3,686	187,765
Diplomat Pharmacy, Inc.[1,2]	62,222	1,742,838
Ensign Group, Inc. (The)	34,629	697,082
Haemonetics Corp.[2]	11,652	421,919
HealthEquity, Inc.[1,2]	1,990	75,321
HealthStream, Inc.[2]	3,925	108,330
Healthways, Inc.[1,2]	12,200	322,812
HMS Holdings Corp.[2]	10,584	234,647
ICU Medical, Inc.[2]	1,411	178,322
Inogen, Inc.[1,2]	1,406	84,219
Integer Holdings Corp.[2]	20,675	448,441
Integra LifeSciences Holdings Corp.[1,2]	5,282	436,029
Invacare Corp.	45,833	511,955
Kindred Healthcare, Inc.[1]	323,865	3,309,900
Landauer, Inc.	1,588	70,634
LHC Group, Inc.[2]	11,177	412,208

	Shares	Value
Magellan Health, Inc.[2]	41,461	$2,227,700
Masimo Corp.[2]	5,129	305,124
Medidata Solutions, Inc.[2]	3,660	204,082
Meridian Bioscience, Inc.	4,728	91,203
Merit Medical Systems, Inc.[2]	10,942	265,781
Natus Medical, Inc.[1,2]	4,276	168,004
Neogen Corp.[2]	2,643	147,849
Omnicell, Inc.[2]	7,518	287,939
PharMerica Corp.[2]	37,051	1,040,022
Providence Service Corp. (The)[2]	17,457	848,934
Quality Systems, Inc.	20,215	228,834
Quorum Health Corp.[2]	163,740	1,026,650
Select Medical Holdings Corp.[2]	157,863	2,131,150
Surgical Care Affiliates, Inc.[2]	12,818	625,006
SurModics, Inc.[2]	1,103	33,189
US Physical Therapy, Inc.	2,599	162,957
Vascular Solutions, Inc.[2]	1,518	73,213
Zeltiq Aesthetics, Inc.[1,2]	3,475	136,289
Total Health Care Equipment & Services		24,783,763
Household & Personal Products—0.5%
Central Garden & Pet Co.[2]	17,781	462,306
Central Garden & Pet Co., Class A2	18,636	462,173
Inter Parfums, Inc.	7,232	233,376
Medifast, Inc.	3,482	131,585
WD-40 Co.	1,563	175,728
Total Household & Personal Products		1,465,168
Insurance—2.7%
American Equity Investment Life Holding Co.	44,373	786,733
AMERISAFE, Inc.	3,291	193,445
eHealth, Inc.[1,2]	8,152	91,384
Employers Holdings, Inc.	12,738	379,975
HCI Group, Inc.[1]	3,826	116,157
Horace Mann Educators Corp.	14,722	539,561
Infinity Property & Casualty Corp.	8,596	710,287
Maiden Holdings Ltd.	95,710	1,214,560
Navigators Group, Inc. (The)	5,688	551,281
ProAssurance Corp.	7,004	367,570
RLI Corp.	5,749	393,002
Safety Insurance Group, Inc.	5,798	389,742
Selective Insurance Group, Inc.[1]	26,811	1,068,686
Stewart Information Services Corp.	20,905	929,227
United Fire Group, Inc.	12,360	523,075
United Insurance Holdings Corp.	12,747	216,444
Universal Insurance Holdings, Inc.[1]	12,693	319,864
Total Insurance		8,790,993

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Materials—8.0%
A. Schulman, Inc.	44,359	$1,291,734
AK Steel Holding Corp.[1,2]	693,982	3,351,933
American Vanguard Corp.	8,286	133,073
Balchem Corp.[1]	3,868	299,886
Boise Cascade Co.[2]	72,939	1,852,651
Calgon Carbon Corp.	16,765	254,325
Century Aluminum Co.[2]	111,770	776,802
Chemours Co. (The)	173,346	2,773,536
Clearwater Paper Corp.[2]	13,300	860,111
Deltic Timber Corp.	1,432	96,989
Flotek Industries, Inc.[1,2]	10,021	145,705
FutureFuel Corp.	11,353	128,062
H.B. Fuller Co.	20,698	961,836
Hawkins, Inc.	4,469	193,642
Haynes International, Inc.[1]	5,668	210,340
Headwaters, Inc.[2]	27,763	469,750
Ingevity Corp.[2]	9,392	432,971
Innophos Holdings, Inc.	9,251	361,067
Innospec, Inc.	7,740	470,669
Intrepid Potash, Inc.[2]	68,309	77,189
Kaiser Aluminum Corp.	7,451	644,437
KapStone Paper and Packaging Corp.	78,269	1,480,850
Koppers Holdings, Inc.[2]	23,277	749,054
Kraton Corp.[1,2]	19,226	673,679
LSB Industries, Inc.[1,2]	27,246	233,771
Materion Corp.	15,383	472,412
Myers Industries, Inc.	20,511	266,438
Neenah Paper, Inc.[1]	5,759	455,019
Olympic Steel, Inc.	25,411	561,583
PH Glatfelter Co.	35,120	761,402
Quaker Chemical Corp.	3,569	378,064
Rayonier Advanced Materials, Inc.[1]	38,887	519,919
Schweitzer-Mauduit International, Inc.	10,334	398,479
Stepan Co.	11,786	856,371
Stillwater Mining Co.[2]	24,268	324,220
SunCoke Energy, Inc.	88,957	713,435
TimkenSteel Corp.[1,2]	46,045	481,170
Tredegar Corp.	21,938	407,827
US Concrete, Inc.[1,2]	10,113	465,855
Total Materials		25,986,256
Media—1.0%
E.W. Scripps Co., (The), Class A1,2	24,341	387,022
Gannett Co., Inc.	120,747	1,405,495
Harte-Hanks, Inc.	139,354	225,753

	Shares	Value
Scholastic Corp.	20,289	$798,575
World Wrestling Entertainment, Inc., Class A1	17,042	362,995
Total Media		3,179,840
Pharmaceuticals, Biotechnology & Life Sciences—1.2%
Acorda Therapeutics, Inc.[1,2]	9,516	198,694
Albany Molecular Research, Inc.[1,2]	14,176	234,046
AMAG Pharmaceuticals, Inc.[1,2]	8,664	212,355
Amphastar Pharmaceuticals, Inc.[1,2]	29,545	560,469
ANI Pharmaceuticals, Inc.[1,2]	683	45,317
Cambrex Corp.[1,2]	4,823	214,431
Depomed, Inc.[1,2]	8,503	212,490
Eagle Pharmaceuticals, Inc.[2]	782	54,740
Emergent BioSolutions, Inc.[2]	9,284	292,724
Enanta Pharmaceuticals, Inc.[1,2]	1,754	46,674
Impax Laboratories, Inc.[2]	16,297	386,239
Lannett Co., Inc.[1,2]	8,269	219,707
Ligand Pharmaceuticals, Inc.[1,2]	366	37,354
Luminex Corp.[2]	5,450	123,824
Medicines Co. (The)[1,2]	2,987	112,729
MiMedx Group, Inc.[1,2]	11,038	94,706
Momenta Pharmaceuticals, Inc.[2]	3,224	37,689
Nektar Therapeutics[1,2]	4,605	79,114
Phibro Animal Health Corp., Class A	13,345	362,717
Repligen Corp.[2]	1,320	39,851
SciClone Pharmaceuticals, Inc.[2]	7,188	73,677
Spectrum Pharmaceuticals, Inc.[2]	14,956	69,844
Supernus Pharmaceuticals, Inc.[1,2]	3,247	80,298
Total Pharmaceuticals, Biotechnology & Life Sciences		3,789,689
Real Estate—1.6%
Acadia Realty Trust	2,917	105,712
Agree Realty Corp.	811	40,096
American Assets Trust, Inc.[1]	3,113	135,042
CareTrust REIT, Inc.	2,803	41,428
Cedar Realty Trust, Inc.	9,578	68,962
Chesapeake Lodging Trust	12,320	282,128
CoreSite Realty Corp.	2,222	164,517
Cousins Properties, Inc.[1]	16,505	172,312
DiamondRock Hospitality Co.	48,009	436,882
EastGroup Properties, Inc.[1]	1,614	118,726
Forestar Group, Inc.[1,2]	10,234	119,840
Four Corners Property Trust, Inc.	2,035	43,407
Franklin Street Properties Corp.[1]	9,127	115,000
Geo Group, Inc. (The)[1]	41,858	995,383
Getty Realty Corp.	2,419	57,887
Government Properties Income Trust[1]	5,237	118,461

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
HFF, Inc., Class A	8,886	$246,053
Kite Realty Group Trust	6,079	168,510
Lexington Realty Trust	19,909	205,063
LTC Properties, Inc.	1,416	73,618
Parkway Properties, Inc.	11,864	201,807
Pennsylvania Real Estate Investment Trust	8,638	198,933
PS Business Parks, Inc.[1]	1,622	184,210
RE/MAX Holdings, Inc., Class A	1,953	85,502
Retail Opportunity Investments Corp.	4,675	102,663
Sabra Health Care REIT, Inc.	5,119	128,896
Saul Centers, Inc.	1,557	103,696
Summit Hotel Properties, Inc.	16,814	221,272
Universal Health Realty Income Trust	530	33,401
Urstadt Biddle Properties, Inc., Class A	2,431	54,017
Total Real Estate		5,023,424
Retailing—14.0%
Asbury Automotive Group, Inc.[2]	58,753	3,270,780
Barnes & Noble Education, Inc.[2]	86,954	832,150
Barnes & Noble, Inc.	178,801	2,020,451
Big 5 Sporting Goods Corp.	35,812	487,759
Blue Nile, Inc.[1]	6,366	219,118
Buckle, Inc. (The)[1]	21,017	505,039
Caleres, Inc.	48,563	1,228,158
Cato Corp., (The), Class A	14,634	481,312
Children's Place, Inc. (The)[1]	10,027	800,856
Core-Mark Holding Co., Inc.[1]	132,096	4,729,037
Express, Inc.[2]	91,282	1,076,215
Finish Line, Inc., (The), Class A	39,227	905,359
Five Below, Inc.[1,2]	9,894	398,629
Francesca's Holdings Corp.[2]	13,656	210,712
Fred's, Inc., Class A1	104,476	946,553
FTD Cos., Inc.[2]	27,194	559,381
Genesco, Inc.[1,2]	28,223	1,537,025
Group 1 Automotive, Inc.[1]	86,732	5,540,440
Haverty Furniture Cos., Inc.	19,656	393,906
Hibbett Sports, Inc.[1,2]	11,359	453,224
Kirkland's, Inc.[2]	22,834	278,118
Lithia Motors, Inc., Class A1	45,495	4,345,682
Lumber Liquidators Holdings, Inc.[1,2]	28,079	552,314
MarineMax, Inc.[2]	22,144	463,917
Monro Muffler Brake, Inc.[1]	7,576	463,424
Nutrisystem, Inc.	8,550	253,849
PetMed Express, Inc.[1]	5,501	111,560
Rent-A-Center, Inc.	120,835	1,527,354
Select Comfort Corp.[2]	23,405	505,548

	Shares	Value
Shoe Carnival, Inc.	17,212	$458,872
Sonic Automotive, Inc., Class A	265,928	4,999,446
Stage Stores, Inc.[1]	139,611	783,218
Stein Mart, Inc.	83,797	532,111
Tailored Brands, Inc.[1]	96,344	1,512,601
Tile Shop Holdings, Inc.[2]	15,197	–
Tuesday Morning Corp.[1,2]	71,971	430,387
Vitamin Shoppe, Inc.[2]	22,882	614,382
VOXX International Corp.[2]	101,529	303,572
Zumiez, Inc.[1,2]	22,213	399,834
Total Retailing		45,132,293
Semiconductors & Semiconductor Equipment—1.0%
Advanced Energy Industries, Inc.[2]	4,638	219,470
Brooks Automation, Inc.	20,397	277,603
Cabot Microelectronics Corp.	3,859	204,180
CEVA, Inc.[2]	1,000	35,070
Cohu, Inc.	11,533	135,397
Diodes, Inc.[2]	20,034	427,526
DSP Group, Inc.[2]	5,459	65,563
Exar Corp.[2]	7,688	71,575
Kopin Corp.[2]	4,501	9,812
Kulicke & Soffa Industries, Inc.[2]	21,131	273,224
MKS Instruments, Inc.	9,024	448,764
Nanometrics, Inc.[2]	4,373	97,693
Power Integrations, Inc.	2,857	180,077
Rambus, Inc.[2]	10,835	135,437
Rudolph Technologies, Inc.[2]	6,279	111,389
Semtech Corp.[2]	8,555	237,230
Tessera Technologies, Inc.	3,657	140,575
Ultratech, Inc.[2]	2,979	68,755
Veeco Instruments, Inc.[2]	10,008	196,457
Total Semiconductors & Semiconductor Equipment		3,335,797
Software & Services—3.5%
8x8, Inc.[2]	7,006	108,103
Blackbaud, Inc.	5,021	333,093
Blucora, Inc.[2]	17,343	194,242
Bottomline Technologies (de), Inc.[2]	6,859	159,883
CACI International, Inc., Class A2	18,220	1,838,398
Cardtronics PLC, Class A2	13,936	621,546
Ciber, Inc.[2]	257,435	296,050
CSG Systems International, Inc.	8,308	343,370
DHI Group, Inc.[2]	14,829	117,001
Ebix, Inc.[1]	2,473	140,590
Exlservice Holdings, Inc.[2]	6,384	318,179
Forrester Research, Inc.	3,846	149,609

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Interactive Intelligence Group, Inc.[1,2]	3,288	$197,740
Liquidity Services, Inc.[2]	15,178	170,601
LivePerson, Inc.[1,2]	13,456	113,165
LogMeIn, Inc.[1]	1,592	143,901
ManTech International Corp., Class A	18,995	715,922
MicroStrategy, Inc., Class A2	1,484	248,481
Monotype Imaging Holdings, Inc.	4,410	97,505
Monster Worldwide, Inc.[1,2]	84,255	304,161
NIC, Inc.	6,365	149,577
Perficient, Inc.[2]	11,516	232,047
Progress Software Corp.[2]	6,733	183,138
Qualys, Inc.[2]	2,399	91,618
QuinStreet, Inc.[2]	41,766	126,133
Shutterstock, Inc.[1,2]	3,911	249,131
SPS Commerce, Inc.[1,2]	8,474	622,076
Stamps.com, Inc.[1,2]	1,569	148,286
Sykes Enterprises, Inc.[2]	22,864	643,164
Synchronoss Technologies, Inc.[2]	6,989	287,807
Take-Two Interactive Software, Inc.[1,2]	15,694	707,485
Tangoe, Inc.[2]	12,475	102,919
TeleTech Holdings, Inc.	21,438	621,488
TiVo Corp.[2]	11,457	223,182
VASCO Data Security International, Inc.[2]	5,366	94,495
Virtusa Corp.[2]	12,699	313,411
XO Group, Inc.[2]	3,690	71,328
Total Software & Services		11,478,825
Technology Hardware & Equipment—8.1%
ADTRAN, Inc.	15,706	300,613
Agilysys, Inc.[2]	5,654	62,872
Anixter International, Inc.[2]	52,584	3,391,668
Badger Meter, Inc.	5,809	194,660
Bel Fuse, Inc., Class B	11,197	270,296
Benchmark Electronics, Inc.[1,2]	48,148	1,201,293
Black Box Corp.	30,354	421,921
CalAmp Corp.[2]	9,703	135,357
Coherent, Inc.[2]	3,572	394,849
Comtech Telecommunications Corp.	12,049	154,348
Cray, Inc.[1,2]	13,788	324,569
CTS Corp.	9,854	183,284
Daktronics, Inc.	28,757	274,342
Digi International, Inc.[2]	8,299	94,609
DTS, Inc.	2,305	98,055
Electro Scientific Industries, Inc.[2]	15,137	85,373
Electronics For Imaging, Inc.[1,2]	9,533	466,354
ePlus, Inc.[2]	6,464	610,266

	Shares	Value
Fabrinet[2]	10,843	$483,489
FARO Technologies, Inc.[2]	4,464	160,481
Harmonic, Inc.[1,2]	35,888	212,816
II-VI, Inc.[2]	17,275	420,301
Insight Enterprises, Inc.[2]	83,528	2,718,836
Itron, Inc.[2]	17,925	999,498
Ixia[2]	19,892	248,650
Littelfuse, Inc.[1]	3,299	424,944
Lumentum Holdings, Inc.[2]	10,953	457,507
Methode Electronics, Inc.	11,144	389,706
MTS Systems Corp.	5,824	268,079
NETGEAR, Inc.[2]	11,395	689,283
OSI Systems, Inc.[1,2]	6,227	407,121
Park Electrochemical Corp.	3,965	68,872
Plexus Corp.[1,2]	26,528	1,240,980
Rofin-Sinar Technologies, Inc.[2]	7,316	235,429
Rogers Corp.[2]	5,187	316,822
Sanmina Corp.[2]	109,649	3,121,707
ScanSource, Inc.[2]	48,024	1,752,876
Super Micro Computer, Inc.[2]	49,587	1,158,848
TTM Technologies, Inc.[2]	110,279	1,262,694
Viavi Solutions, Inc.[2]	58,542	432,625
Total Technology Hardware & Equipment		26,136,293
Telecommunication Services—0.7%
ATN International, Inc.	2,628	170,925
Cincinnati Bell, Inc.[2]	135,699	553,652
Cogent Communications Holdings, Inc.[1]	5,506	202,676
Consolidated Communications Holdings, Inc.	14,711	371,306
General Communication, Inc., Class A2	33,742	463,952
Inteliquent, Inc.	12,206	197,005
Iridium Communications, Inc.[1,2]	27,358	221,873
Lumos Networks Corp.[2]	6,964	97,496
Spok Holdings, Inc.	4,874	86,855
Total Telecommunication Services		2,365,740
Transportation—3.7%
Allegiant Travel Co.[1]	4,678	617,824
ArcBest Corp.	66,715	1,268,919
Atlas Air Worldwide Holdings, Inc.[2]	22,090	945,894
Celadon Group, Inc.	57,929	506,299
Echo Global Logistics, Inc.[2]	34,035	784,847
Forward Air Corp.	10,060	435,196
Hawaiian Holdings, Inc.[2]	24,108	1,171,649
Heartland Express, Inc.[1]	16,730	315,862
Hub Group, Inc., Class A2	40,029	1,631,582
Knight Transportation, Inc.[1]	18,618	534,150

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - concluded

OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Marten Transport Ltd.	14,673	$308,133
Matson, Inc.	24,802	989,104
Roadrunner Transportation Systems, Inc.[2]	110,146	878,965
Saia, Inc.[2]	18,542	555,518
SkyWest, Inc.	44,095	1,164,549
Total Transportation		12,108,491
Utilities—1.3%
ALLETE, Inc.[1]	11,659	695,109
American States Water Co.[1]	5,402	216,350
Avista Corp.	16,450	687,445
California Water Service Group[1]	9,099	291,987
El Paso Electric Co.	8,680	405,964
Northwest Natural Gas Co.	5,325	320,086
Piedmont Natural Gas Co., Inc.	9,151	549,426
South Jersey Industries, Inc.	14,531	429,391
Spire, Inc.[1]	10,816	689,412
Total Utilities		4,285,170
Total Common Stocks
(Cost $293,541,351)		322,781,062

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—8.2%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [3] (Cost $26,471,803)	26,471,803	26,471,803
Total Investments—108.0% (Cost $320,013,154)		349,252,865
Liabilities in Excess of Other Assets—(8.0)%		(25,724,862)
Net Assets—100.0%		$323,528,003

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $65,409,664; total value of the collateral held by the fund was $66,624,369. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $40,152,566.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Banks—30.8%
Bank of America Corp.	72,983	$1,142,184
BB&T Corp.[1]	3,792	143,034
Citigroup, Inc.	20,855	984,982
Citizens Financial Group, Inc.	2,834	70,028
Comerica, Inc.	815	38,566
Fifth Third Bancorp	4,592	93,952
Huntington Bancshares, Inc.	4,539	44,755
JPMorgan Chase & Co.	20,102	1,338,592
KeyCorp	4,844	58,952
M&T Bank Corp.	622	72,214
People's United Financial, Inc.	1,205	19,063
PNC Financial Services Group, Inc. (The)	2,453	220,991
Regions Financial Corp.	7,952	78,486
SunTrust Banks, Inc.	2,730	119,574
U.S. Bancorp	6,647	285,090
Wells Fargo & Co.	27,209	1,204,815
Zions Bancorporation[1]	1,073	33,284
Total Banks		5,948,562
Capital Markets—12.5%
Affiliated Managers Group, Inc.[2]	246	35,596
Ameriprise Financial, Inc.	1,733	172,901
Bank of New York Mellon Corp. (The)	5,519	220,098
BlackRock, Inc.	465	168,544
Charles Schwab Corp. (The)	3,331	105,160
CME Group, Inc.	479	50,065
E*TRADE Financial Corp.[2]	1,024	29,819
Franklin Resources, Inc.	2,866	101,944
Goldman Sachs Group, Inc. (The)	2,537	409,142
Intercontinental Exchange, Inc.	221	59,529
Invesco Ltd.	2,349	73,453
Legg Mason, Inc.	1,150	38,502
Moody's Corp.	479	51,866
Morgan Stanley	15,036	482,054
Nasdaq, Inc.	763	51,533
Northern Trust Corp.	1,059	72,001
S&P Global, Inc.	677	85,681
State Street Corp.	2,175	151,445
T. Rowe Price Group, Inc.	918	61,047
Total Capital Markets		2,420,380
Consumer Finance—5.1%
American Express Co.	7,176	459,551
Capital One Financial Corp.	4,019	288,685

	Shares	Value
Discover Financial Services	1,855	$104,900
Navient Corp.	2,379	34,424
Synchrony Financial	3,741	104,748
Total Consumer Finance		992,308
Diversified Financial Services—16.5%
Berkshire Hathaway, Inc., Class B2	20,981	3,031,125
Leucadia National Corp.	8,051	153,291
Total Diversified Financial Services		3,184,416
Insurance—34.9%
Aflac, Inc.	4,442	319,246
Allstate Corp. (The)	7,959	550,604
American International Group, Inc.	13,684	812,008
Aon PLC	1,576	177,284
Arthur J. Gallagher & Co.	1,633	83,071
Assurant, Inc.	1,517	139,943
Chubb Ltd.	2,936	368,908
Cincinnati Financial Corp.	1,054	79,493
Hartford Financial Services Group, Inc. (The)	6,517	279,058
Lincoln National Corp.	4,362	204,927
Loews Corp.	4,833	198,878
Marsh & McLennan Cos., Inc.	2,972	199,867
MetLife, Inc.	23,159	1,028,954
Principal Financial Group, Inc.[1]	3,745	192,905
Progressive Corp. (The)	10,542	332,073
Prudential Financial, Inc.	10,890	889,168
Torchmark Corp.	922	58,907
Travelers Cos., Inc. (The)	3,511	402,185
Unum Group	4,667	164,792
Willis Towers Watson PLC	710	94,267
XL Group Ltd.	4,587	154,261
Total Insurance		6,730,799
Total Common Stocks
(Cost $17,406,682)		19,276,465

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.0%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [3] (Cost $189,923)	189,923	189,923
Total Investments—100.8% (Cost $17,596,605)		19,466,388
Liabilities in Excess of Other Assets—(0.8)%		(146,794)
Net Assets—100.0%		$19,319,594

PLC	-	Public Limited Company

Schedule of Investments - concluded

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $362,277; total value of the collateral held by the fund was $364,599. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $174,676.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER ADR REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—97.8%
Automobiles & Components—8.3%
Honda Motor Co. Ltd.[1]	11,952	$345,652
Magna International, Inc.	2,427	104,239
Toyota Motor Corp.[1,2]	5,400	626,724
Total Automobiles & Components		1,076,615
Banks—9.4%
Banco Bilbao Vizcaya Argentaria SA1,2	9,289	55,363
Banco Bradesco SA1	5,797	52,579
Banco de Chile[1]	87	5,855
Banco Santander Chile[1]	251	5,193
Banco Santander SA1	23,587	104,019
Bancolombia SA1,2	234	9,135
Bank of Montreal	632	41,440
Bank of Nova Scotia (The)	922	48,857
Barclays PLC[1,2]	8,565	74,430
Canadian Imperial Bank of Commerce	363	28,143
Credicorp Ltd.	58	8,829
HSBC Holdings PLC[1]	3,837	144,310
ING Groep NV1,2	3,863	47,669
KB Financial Group, Inc.[1]	433	14,813
Lloyds Banking Group PLC[1,2]	21,747	62,414
Mitsubishi UFJ Financial Group, Inc.[1,2]	20,123	101,621
Mizuho Financial Group, Inc.[1,2]	19,176	64,431
Royal Bank of Canada	1,196	74,104
Royal Bank of Scotland Group PLC[1,2,3]	9,326	43,459
Shinhan Financial Group Co. Ltd.[1]	550	20,042
Sumitomo Mitsui Financial Group, Inc.[1,2]	15,309	103,336
Toronto-Dominion Bank (The)	1,498	66,511
Westpac Banking Corp.[1,2]	1,878	42,706
Total Banks		1,219,259
Capital Goods—1.5%
ABB Ltd.[1,3]	4,367	98,301
Embraer SA1,2	908	15,672
Koninklijke Philips NV	2,629	77,792
Total Capital Goods		191,765
Commercial & Professional Services—0.4%
RELX NV1	1,437	25,665
RELX PLC[1,2]	1,327	25,425
Total Commercial & Professional Services		51,090
Consumer Durables & Apparel—1.8%
Gildan Activewear, Inc.	245	6,848
Luxottica Group S.p.A.[1]	584	27,927
Sony Corp.[1,2]	5,971	198,297
Total Consumer Durables & Apparel		233,072

	Shares	Value
Consumer Services—0.5%
Carnival PLC[1]	979	$48,050
InterContinental Hotels Group PLC[1,2]	113	4,704
Restaurant Brands International, Inc.	252	11,234
Total Consumer Services		63,988
Diversified Financials—3.1%
Brookfield Asset Management, Inc., Class A	1,985	69,832
Credit Suisse Group AG1	4,109	53,992
Deutsche Bank AG3	5,981	78,291
Nomura Holdings, Inc.[1]	6,918	30,785
ORIX Corp.[1]	803	59,551
Thomson Reuters Corp.	801	33,146
UBS Group AG	5,634	76,735
Total Diversified Financials		402,332
Energy—29.5%
Amec Foster Wheeler PLC[1,2]	3,035	22,550
BP PLC[1,2]	15,853	557,391
Cameco Corp.[2]	577	4,939
Canadian Natural Resources Ltd.	739	23,678
Cenovus Energy, Inc.	1,718	24,688
China Petroleum & Chemical Corp.[1,2]	9,145	675,358
CNOOC Ltd.[1]	530	67,040
Crescent Point Energy Corp.	335	4,422
Ecopetrol SA1,2,3	5,005	43,844
Enbridge, Inc.	1,590	70,326
Encana Corp.	980	10,261
Eni S.p.A.[1]	6,100	176,107
Imperial Oil Ltd.[2]	1,608	50,363
Pembina Pipeline Corp.[2]	297	9,047
PetroChina Co. Ltd.[1,2]	9,738	650,498
Petroleo Brasileiro SA1,3	11,918	111,195
Royal Dutch Shell PLC, Class A1	6,540	327,458
Royal Dutch Shell PLC, Class B1,2	6,198	327,440
Statoil ASA[1]	8,350	140,280
Suncor Energy, Inc.	2,027	56,310
Tenaris SA1	565	16,046
Total SA1	7,425	354,172
TransCanada Corp.	497	23,637
Ultrapar Participacoes SA1	2,780	60,854
Total Energy		3,807,904
Food & Staples Retailing—0.3%
Cencosud SA1,2	4,939	44,500

Food, Beverage & Tobacco—2.7%
Ambev SA1	6,012	36,613

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER ADR REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Anheuser-Busch InBev NV1	955	$125,497
BRF SA1,2	1,589	27,108
British American Tobacco PLC[1]	434	55,400
Diageo PLC[1,2]	380	44,095
Fomento Economico Mexicano SAB de CV1	629	57,893
Total Food, Beverage & Tobacco		346,606
Health Care Equipment & Services—0.5%
Fresenius Medical Care AG & Co. KGaA[1,2]	1,115	48,804
Smith & Nephew PLC[1,2]	398	13,046
Total Health Care Equipment & Services		61,850
Household & Personal Products—2.6%
Unilever NV	3,587	165,361
Unilever PLC[1,2]	3,515	166,611
Total Household & Personal Products		331,972
Insurance—6.7%
Aegon NV	32,215	124,350
Aviva PLC[1,2]	11,146	128,290
China Life Insurance Co. Ltd.[1,2]	17,139	224,178
Manulife Financial Corp.	9,073	128,020
Prudential PLC[1,2]	5,514	196,905
Sun Life Financial, Inc.	1,927	62,705
Total Insurance		864,448
Materials—7.5%
Agnico Eagle Mines Ltd.	108	5,851
Agrium, Inc.	427	38,725
ArcelorMittal[3]	27,311	164,958
Barrick Gold Corp.	1,358	24,064
BHP Billiton Ltd.[1,2]	2,765	95,807
BHP Billiton PLC[1,2]	3,136	95,272
Cemex SAB de CV1,3	4,933	39,168
CRH PLC[1]	2,541	84,539
Eldorado Gold Corp.[3]	449	1,765
Franco-Nevada Corp.[2]	20	1,397
Gerdau SA1	11,367	30,918
Goldcorp, Inc.	655	10,821
James Hardie Industries PLC[1,2]	310	4,876
Kinross Gold Corp.[3]	2,084	8,774
POSCO[1,2]	2,567	131,122
Potash Corp. of Saskatchewan, Inc.	793	12,942
Randgold Resources Ltd.[1]	35	3,502
Rio Tinto PLC[1,2]	2,892	96,593
Silver Wheaton Corp.	75	2,027
Sociedad Quimica y Minera de Chile SA1	187	5,030
Southern Copper Corp.[2]	540	14,202
Syngenta AG1,2	411	36,004

	Shares	Value
Teck Resources Ltd., Class B	928	$16,732
Vale SA1,2	6,472	35,596
Yamana Gold, Inc.	1,103	4,754
Total Materials		965,439
Media—0.7%
Grupo Televisa SAB[1]	593	15,234
Pearson PLC[1,2]	1,497	14,656
Shaw Communications, Inc., Class B2	524	10,721
WPP PLC[1,2]	447	52,621
Total Media		93,232
Pharmaceuticals, Biotechnology & Life Sciences—3.9%
AstraZeneca PLC[1,2]	2,027	66,607
GlaxoSmithKline PLC[1,2]	2,327	100,363
Novartis AG1	1,753	138,417
Novo Nordisk A/S1	1,006	41,839
QIAGEN NV3	139	3,814
Sanofi[1]	2,740	104,641
Shire PLC[1]	117	22,682
Valeant Pharmaceuticals International, Inc.[3]	1,023	25,115
Total Pharmaceuticals, Biotechnology & Life Sciences		503,478
Semiconductors & Semiconductor Equipment—0.9%
ASML Holding NV	174	19,067
STMicroelectronics NV	2,499	20,367
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	2,511	76,811
Total Semiconductors & Semiconductor Equipment		116,245
Software & Services—0.7%
CGI Group, Inc., Class A3	475	22,624
SAP SE1,2	752	68,741
Total Software & Services		91,365
Technology Hardware & Equipment—2.1%
BlackBerry Ltd.[3]	712	5,682
Canon, Inc.[1,2]	3,166	91,909
Kyocera Corp.[1,2]	757	36,434
Nokia OYJ[1]	10,017	57,999
Telefonaktiebolaget LM Ericsson[1]	11,838	85,352
Total Technology Hardware & Equipment		277,376
Telecommunication Services—12.0%
America Movil SAB de CV, Class L1	12,712	145,425
BCE, Inc.	970	44,795
BT Group PLC[1,2]	3,220	81,885
China Mobile Ltd.[1]	4,870	299,602
Chunghwa Telecom Co. Ltd.[1]	561	19,652
Nippon Telegraph & Telephone Corp.[1]	6,365	291,581
NTT DOCOMO, Inc.[1]	4,495	114,218

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER ADR REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Orange SA1	8,462	$131,838
Rogers Communications, Inc., Class B	685	29,058
Telecom Italia S.p.A.[1,2,3]	3,364	27,887
Telecom Italia S.p.A., Class A1,2	4,071	27,805
Telefonica SA1	14,795	149,134
TELUS Corp.	826	27,258
Vodafone Group PLC[1,2]	5,650	164,697
Total Telecommunication Services		1,554,835
Transportation—0.7%
Canadian National Railway Co.	414	27,076
Canadian Pacific Railway Ltd.[2]	92	14,048
Latam Airlines Group SA1,3	3,202	26,000
Ryanair Holdings PLC[1]	266	19,958
Total Transportation		87,082
Utilities—2.0%
Cia Energetica de Minas Gerais[1]	5,658	14,654
CPFL Energia SA1,2	980	14,504
Empresa Nacional de Electricidad SA1	369	7,321
Enersis Americas SA1	2,888	23,653
Korea Electric Power Corp.[1]	5,360	130,677
National Grid PLC[1]	923	65,634
Total Utilities		256,443
Total Common Stocks
(Cost $14,254,629)		12,640,896
PREFERRED STOCKS—1.7%
Banks—0.5%
Itau Unibanco Holding SA1	6,119	66,942
Energy—0.9%
Petroleo Brasileiro SA1,3	13,952	115,941
Materials—0.3%
Vale SA1	7,690	36,220
Total Preferred Stocks
(Cost $169,021)		219,103

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—26.7%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [4] (Cost $3,450,969)	3,450,969	3,450,969
Total Investments—126.2% (Cost $17,874,619)		16,310,968
Liabilities in Excess of Other Assets—(26.2)%		(3,388,077)
Net Assets—100.0%		$12,922,891

PLC	-	Public Limited Company

1	American Depositary Receipt
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $3,668,862; total value of the collateral held by the fund was $3,760,281. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $309,312.
3	Non-income producing security.
4	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments (concluded)

OPPENHEIMER ADR REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

Country	Value	% of Net Assets
Australia	$233,785	1.8%
Belgium	125,497	1.0
Brazil	618,796	4.8
Canada	1,228,718	9.5
Chile	117,552	0.9
China	1,916,676	14.8
Colombia	52,979	0.4
Denmark	41,839	0.3
Finland	57,999	0.4
France	590,651	4.6
Germany	195,836	1.5
Ireland	132,055	1.0
Italy	259,726	2.0
Japan	2,064,539	16.0
Jersey Islands	3,502	0.0	[1]
Luxembourg	181,004	1.4
Mexico	257,720	2.0
Netherlands	923,776	7.1
Norway	140,280	1.1
Peru	23,031	0.2
South Korea	296,654	2.3
Spain	308,516	2.4
Sweden	85,352	0.7
Switzerland	423,816	3.3
Taiwan	96,463	0.7
United Kingdom	2,373,112	18.4
United States	3,561,094	27.6
Total Investments	16,310,968	126.	2
Liabilities in Excess of Other Assets	(3,388,077)	(26.	2)
Net Assets	$12,922,891	100.0%

1	Less than 0.05%

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.1%
Cooper-Standard Holding, Inc.[1]	768	$75,878
Drew Industries, Inc.	451	44,207
Superior Industries International, Inc.	942	27,469
Total Automobiles & Components		147,554
Banks—1.4%
Chemical Financial Corp.	479	21,138
MBT Financial Corp.	1,655	14,978
QCR Holdings, Inc.[2]	518	16,442
Southern First Bancshares, Inc.[1,2]	531	14,645
WashingtonFirst Bankshares, Inc.	625	15,381
Waterstone Financial, Inc.	1,001	17,007
Total Banks		99,591
Capital Goods—9.1%
BWX Technologies, Inc.	1,064	40,826
Insteel Industries, Inc.	631	22,867
John Bean Technologies Corp.[2]	567	40,002
Raytheon Co.	3,350	456,036
Supreme Industries, Inc., Class A	1,004	19,377
Universal Forest Products, Inc.	708	69,731
Total Capital Goods		648,839
Commercial & Professional Services—3.2%
Cintas Corp.	931	104,830
Copart, Inc.[1,2]	735	39,367
Hudson Technologies, Inc.[1,2]	2,705	17,988
Insperity, Inc.	934	67,846
Total Commercial & Professional Services		230,031
Consumer Services—1.3%
China Lodging Group Ltd.[3]	682	30,751
Tarena International, Inc.[3]	1,258	18,216
Vail Resorts, Inc.	273	42,828
Total Consumer Services		91,795
Diversified Financials—0.3%
MarketAxess Holdings, Inc.	119	19,705

Food & Staples Retailing—6.8%
Sysco Corp.	9,996	489,904

Food, Beverage & Tobacco—12.9%
Fresh Del Monte Produce, Inc.	1,504	90,090
General Mills, Inc.	4,931	314,992
Primo Water Corp.[1]	1,441	17,479
Tyson Foods, Inc., Class A	6,767	505,292
Total Food, Beverage & Tobacco		927,853

	Shares	Value
Health Care Equipment & Services—5.7%
Align Technology, Inc.[1]	340	$31,875
Becton, Dickinson and Co.	1,387	249,286
Cantel Medical Corp.	327	25,499
CryoLife, Inc.	948	16,656
Healthways, Inc.[1,2]	1,034	27,360
Masimo Corp.[1]	442	26,295
Nevro Corp.[1,2]	178	18,581
OraSure Technologies, Inc.[1]	1,872	14,920
Total Health Care Equipment & Services		410,472
Household & Personal Products—14.5%
Central Garden & Pet Co., Class A1	2,051	50,865
Kimberly-Clark Corp.	2,907	366,689
Procter & Gamble Co. (The)	5,629	505,203
Spectrum Brands Holdings, Inc.	837	115,246
Total Household & Personal Products		1,038,003
Insurance—0.6%
Erie Indemnity Co., Class A	440	44,911

Materials—7.8%
AngloGold Ashanti Ltd.[1,3]	5,427	86,398
Avery Dennison Corp.	1,631	126,875
Berry Plastics Group, Inc.[1]	2,862	125,499
Gold Fields Ltd.[3]	11,884	57,637
Trinseo SA	1,513	85,575
Worthington Industries, Inc.	1,588	76,272
Total Materials		558,256
Real Estate—7.1%
American Homes 4 Rent, Class A	1,286	27,829
CareTrust REIT, Inc.	1,053	15,563
CoreSite Realty Corp.	279	20,657
DCT Industrial Trust, Inc.	441	21,411
Duke Realty Corp.	1,145	31,293
EastGroup Properties, Inc.[2]	263	19,346
Education Realty Trust, Inc.	437	18,852
First Industrial Realty Trust, Inc.	751	21,193
Highwoods Properties, Inc.	516	26,894
Kimco Realty Corp.	1,584	45,857
Monmouth Real Estate Investment Corp.	1,109	15,826
National Health Investors, Inc.	236	18,521
Piedmont Office Realty Trust, Inc., Class A	1,134	24,687
Prologis, Inc.	1,224	65,533
Ramco-Gershenson Properties Trust	1,043	19,546
Rexford Industrial Realty, Inc.	734	16,801
Tanger Factory Outlet Centers, Inc.	577	22,480

Schedule of Investments – concluded

OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
UMH Properties, Inc.[2]	1,346	$16,044
Urban Edge Properties	718	20,205
Washington Real Estate Investment Trust	635	19,761
Weingarten Realty Investors	612	23,856
Total Real Estate		512,155
Retailing—3.7%
Children's Place, Inc. (The)[2]	565	45,127
Murphy USA, Inc.[1]	2,687	191,744
Ollie's Bargain Outlet Holdings, Inc.[1]	1,142	29,932
Total Retailing		266,803
Semiconductors & Semiconductor Equipment—5.4%
Advanced Energy Industries, Inc.[1]	480	22,714
Alpha & Omega Semiconductor Ltd.[1]	923	20,047
Applied Materials, Inc.	6,574	198,206
NVIDIA Corp.[2]	1,837	125,871
Silicon Motion Technology Corp.[3]	448	23,202
Total Semiconductors & Semiconductor Equipment		390,040
Software & Services—6.6%
Angie's List, Inc.[1]	2,040	20,217
Ebix, Inc.[2]	358	20,352
Fair Isaac Corp.	236	29,403
Gigamon, Inc.[1,2]	369	20,221
Jack Henry & Associates, Inc.	457	39,096
MeetMe, Inc.[1,2]	2,603	16,139
NetEase, Inc.[3]	429	103,295
Open Text Corp.	743	48,191
Science Applications International Corp.	1,462	101,419
Shutterstock, Inc.[1,2]	372	23,696
SINA Corp.[1]	405	29,901
Weibo Corp.[1,3]	488	24,468
Total Software & Services		476,398
Technology Hardware & Equipment—2.1%
Dolby Laboratories, Inc., Class A	656	35,614
Fabrinet[1]	755	33,666
Oclaro, Inc.[1]	2,469	21,110
PCM, Inc.[1]	2,759	59,429
Total Technology Hardware & Equipment		149,819
Telecommunication Services—2.3%
PT Telekomunikasi Indonesia Persero Tbk[3]	2,520	166,522

Transportation—0.8%
Hawaiian Holdings, Inc.[1]	1,210	58,806

Utilities—6.2%
CPFL Energia SA2,3	10,811	160,003

	Shares	Value
MDU Resources Group, Inc.	3,903	$99,292
Ormat Technologies, Inc.	527	25,512
SJW Corp.[2]	467	20,399
Spark Energy, Inc., Class A2	709	20,653
UGI Corp.	2,634	119,162
Total Utilities		445,021
Total Common Stocks
(Cost $6,896,956)		7,172,478

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.5%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [4] (Cost $464,903)	464,903	464,903
Total Investments—106.4% (Cost $7,361,859)		7,637,381
Liabilities in Excess of Other Assets—(6.4)%		(457,154)
Net Assets—100.0%		$7,180,227

REIT	-	Real Estate Investment Trust

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $624,482; total value of the collateral held by the fund was $642,600. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $177,697.
3	American Depositary Receipt.
4	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—10.0%
Ford Motor Co.	802,596	$9,687,334
General Motors Co.	321,425	10,211,672
Total Automobiles & Components		19,899,006
Banks—0.8%
New York Community Bancorp, Inc.[1]	19,419	276,333
PacWest Bancorp	9,343	400,908
People's United Financial, Inc.	34,038	538,481
Valley National Bancorp[1]	28,348	275,826
Total Banks		1,491,548
Commercial & Professional Services—2.3%
R.R. Donnelley & Sons Co.[2]	292,316	4,595,207

Consumer Durables & Apparel—2.3%
Garmin Ltd.	25,783	1,240,420
Mattel, Inc.	76,062	2,303,157
Tupperware Brands Corp.	14,707	961,397
Total Consumer Durables & Apparel		4,504,974
Diversified Financials—0.8%
Navient Corp.	67,280	973,542
Waddell & Reed Financial, Inc., Class A	31,746	576,507
Total Diversified Financials		1,550,049
Energy—16.0%
Chevron Corp.	97,131	9,996,723
Helmerich & Payne, Inc.[1]	13,236	890,783
HollyFrontier Corp.[1]	186,708	4,574,346
ONEOK, Inc.	68,257	3,507,727
Valero Energy Corp.	175,820	9,318,460
Western Refining, Inc.	128,924	3,411,329
Total Energy		31,699,368
Food, Beverage & Tobacco—0.8%
Flowers Foods, Inc.[1]	105,466	1,594,646

Insurance—0.7%
Mercury General Corp.	25,351	1,390,502

Materials—7.0%
CF Industries Holdings, Inc.	68,523	1,668,535
Domtar Corp.	62,151	2,307,667
LyondellBasell Industries NV, Class A	123,919	9,995,306
Total Materials		13,971,508
Media—0.6%
Time, Inc.[1]	88,426	1,280,408

	Shares	Value
Real Estate—5.9%
Care Capital Properties, Inc.	4,949	$141,046
Communications Sales & Leasing, Inc.	12,718	399,472
Corrections Corp. of America	47,592	660,101
EPR Properties	2,444	192,441
HCP, Inc.	29,406	1,115,958
Hospitality Properties Trust	29,380	873,174
Host Hotels & Resorts, Inc.	144,939	2,256,700
Iron Mountain, Inc.[1]	36,646	1,375,324
Lamar Advertising Co., Class A1	10,003	653,296
LaSalle Hotel Properties	21,126	504,278
Liberty Property Trust	8,217	331,556
Life Storage, Inc.	1,712	152,265
Medical Properties Trust, Inc.	14,823	218,936
Omega Healthcare Investors, Inc.[1]	10,196	361,448
Senior Housing Properties Trust	20,043	455,177
Washington Prime Group, Inc.	29,435	364,405
Welltower, Inc.	23,075	1,725,318
Total Real Estate		11,780,895
Retailing—16.8%
Abercrombie & Fitch Co., Class A1	85,134	1,352,779
GameStop Corp., Class A1	146,382	4,038,679
Guess?, Inc.[1]	61,710	901,583
Kohl's Corp.[1]	186,149	8,144,019
Macy's, Inc.	275,552	10,209,202
Staples, Inc.	1,012,418	8,656,174
Total Retailing		33,302,436
Technology Hardware & Equipment—3.1%
Diebold, Inc.	40,084	993,682
Seagate Technology PLC[1]	133,194	5,134,629
Total Technology Hardware & Equipment		6,128,311
Telecommunication Services—15.2%
AT&T, Inc.	245,078	9,952,618
CenturyLink, Inc.	276,812	7,592,953
Frontier Communications Corp.[1]	648,770	2,698,883
Verizon Communications, Inc.	189,398	9,844,908
Total Telecommunication Services		30,089,362
Utilities—17.3%
CenterPoint Energy, Inc.	127,325	2,957,760
Duke Energy Corp.	117,838	9,431,754
Entergy Corp.	58,647	4,499,984
FirstEnergy Corp.	185,558	6,138,259
Hawaiian Electric Industries, Inc.	34,197	1,020,780
PPL Corp.	88,163	3,047,795
Southern Co. (The)	141,890	7,278,957
Total Utilities		$34,375,289

Schedule of Investments - concluded

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value

Total Common Stocks
(Cost $192,968,457)		$197,653,509

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.6%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.42% [3] (Cost $9,067,118)	9,067,118	9,067,118
Total Investments—104.2% (Cost $202,035,575)		206,720,627
Liabilities in Excess of Other Assets—(4.2)%		(8,256,789)
Net Assets—100.0%		$198,463,838

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $23,758,872; total value of the collateral held by the fund was $24,109,801. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $15,042,683.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER GLOBAL GROWTH REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS—97.7%
Automobiles & Components—4.9%
Honda Motor Co. Ltd.	867	$24,722
Kia Motors Corp.	480	18,370
Nissan Motor Co. Ltd.	2,156	20,923
Toyota Motor Corp.	856	48,850
Total Automobiles & Components		112,865
Banks—5.1%
Danske Bank A/S	474	13,835
DNB ASA	934	12,236
Komercni banka AS	513	17,757
Moneta Money Bank AS1,2	2,144	6,830
OTP Bank PLC	1,790	46,862
Standard Bank Group Ltd.	1,853	18,956
Total Banks		116,476
Capital Goods—13.1%
ABB Ltd.[1,3]	839	18,886
Bidvest Group Ltd. (The)	3,104	36,473
CK Hutchison Holdings Ltd.	2,504	31,833
Fosun International Ltd.	7,754	11,637
Hanwha Corp.	510	16,230
Hyundai Heavy Industries Co. Ltd.[1]	127	15,913
Jardine Matheson Holdings Ltd.	545	33,032
Jardine Strategic Holdings Ltd.	797	26,062
Noble Group Ltd.[1]	488,580	54,468
SK Holdings Co. Ltd.	113	21,751
Toyota Tsusho Corp.	618	14,226
Vestas Wind Systems A/S	241	19,841
Total Capital Goods		300,352
Commercial & Professional Services—1.6%
Adecco Group AG	239	13,486
ISS A/S	574	23,832
Total Commercial & Professional Services		37,318
Consumer Durables & Apparel—3.1%
LG Electronics, Inc.	442	19,223
Li & Fung Ltd.	31,988	16,374
Pegas Nonwovens SA	111	3,626
Steinhoff International Holdings NV	5,758	32,891
Total Consumer Durables & Apparel		72,114
Diversified Financials—1.9%
Aker ASA, Class A	439	15,105
Fubon Financial Holding Co. Ltd.	9,287	13,718
UBS Group AG	1,088	14,848
Total Diversified Financials		43,671

	Shares	Value
Energy—12.7%
Formosa Petrochemical Corp.	3,863	$11,609
JX Holdings, Inc.	3,828	15,389
MOL Hungarian Oil & Gas PLC	1,815	111,995
Sasol Ltd.[3,4]	992	27,101
SK Innovation Co. Ltd.	121	17,743
Statoil ASA	5,968	99,986
Subsea 7 SA1	750	8,052
Total Energy		291,875
Food & Staples Retailing—2.9%
AEON Co. Ltd.	1,032	15,174
Bid Corp. Ltd.	1,083	20,410
Dairy Farm International Holdings Ltd.	1,373	9,748
Shoprite Holdings Ltd.	1,577	21,949
Total Food & Staples Retailing		67,281
Food, Beverage & Tobacco—3.8%
Carlsberg A/S, Class B	204	19,458
Nestle SA3	622	49,150
Orkla ASA	928	9,591
Philip Morris CR AS	17	8,767
Total Food, Beverage & Tobacco		86,966
Insurance—5.5%
AIA Group Ltd.	3,063	20,358
Cathay Financial Holding Co. Ltd.	13,311	17,029
Japan Post Holdings Co. Ltd.	1,943	24,234
Storebrand ASA[1]	1,908	9,430
Swiss Re AG	242	21,881
Zurich Insurance Group AG1	124	31,978
Total Insurance		124,910
Materials—6.6%
LafargeHolcim Ltd.[1]	313	16,951
Mondi Ltd.	814	17,082
Norsk Hydro ASA	4,874	21,009
POSCO	96	19,787
Unipetrol AS	7,109	53,631
Yara International ASA	708	23,528
Total Materials		151,988
Media—0.7%
Naspers Ltd., Class N	86	14,854

Pharmaceuticals, Biotechnology & Life Sciences—4.7%
Novartis AG3	339	26,767
Novo Nordisk A/S, Class B	719	29,884
Richter Gedeon Nyrt	1,136	23,008
Roche Holding AG	116	28,839
Total Pharmaceuticals, Biotechnology & Life Sciences		$108,498

Schedule of Investments - continued

OPPENHEIMER GLOBAL GROWTH REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares	Value
Real Estate—0.5%
Sun Hung KAI Properties Ltd.	722	$10,901

Retailing—0.9%
Imperial Holdings Ltd.	1,599	19,432

Semiconductors & Semiconductor Equipment—0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,018	17,571

Software & Services—0.3%
Atea ASA[1]	719	7,287

Technology Hardware & Equipment—10.3%
Compal Electronics, Inc.	26,881	16,594
Hitachi Ltd.	3,838	17,760
Hon Hai Precision Industry Co. Ltd.	35,387	89,186
Pegatron Corp.	10,043	25,824
Quanta Computer, Inc.	10,053	20,975
Samsung Electronics Co. Ltd.	29	42,078
Wistron Corp.	17,449	12,970
WPG Holdings Ltd.	9,179	10,864
Total Technology Hardware & Equipment		236,251
Telecommunication Services—7.2%
Magyar Telekom Telecommunications PLC	25,032	40,959
MTN Group Ltd.	3,045	26,010
Nippon Telegraph & Telephone Corp.	469	21,369
O2 Czech Republic AS	2,335	22,694
SoftBank Group Corp.	254	16,359
TDC A/S1	1,176	6,918
Telenor ASA	1,797	30,827
Total Telecommunication Services		165,136
Transportation—4.3%
AP Moeller - Maersk A/S, Class A	25	35,089
AP Moeller - Maersk A/S, Class B	24	35,207
Cathay Pacific Airways Ltd.	7,982	11,115
DSV A/S	353	17,581
Total Transportation		98,992
Utilities—6.8%
CEZ AS	6,368	113,508
DONG Energy A/S1,2	513	21,291
Korea Electric Power Corp.	405	19,858
Total Utilities		154,657
Total Common Stocks
(Cost $2,179,869)		2,239,395

	Shares	Value
PREFERRED STOCKS—1.9%
Technology Hardware & Equipment—1.9%
Samsung Electronics Co. Ltd., Class Preference
(Cost $41,497)	36	$42,166
Total Investments—99.6% (Cost $2,221,366)		2,281,561
Other Assets in Excess of Liabilities—0.4%		10,306
Net Assets—100.0%		$2,291,867

PLC	-	Public Limited Company

1	Non-income producing security.
2	Security was purchased pursuant to rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
3	American Depositary Receipt.
4	All or a portion of the security was on loan. The aggregate value of the security on loan was $26,555; total value of the collateral held by the fund was $27,089. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $27,089.

Schedule of Investments - concluded

OPPENHEIMER GLOBAL GROWTH REVENUE ETF
SEPTEMBER 30, 2016 (UNAUDITED)

Country	Value	% of Net Assets
Czech Republic	$226,813	9.9%
Denmark	222,936	9.7
Hong Kong	225,528	9.8
Hungary	222,824	9.7
Japan	219,006	9.6
Netherlands	32,891	1.5
Norway	228,999	10.0
South Africa	202,267	8.8
South Korea	233,119	10.2
Switzerland	222,786	9.7
Taiwan	236,340	10.3
United Kingdom	8,052	0.4
Total Investments	2,281,561	99.6
Other Assets in Excess of Liabilities	10,306	0.4
Net Assets	$2,291,867	100.0%

The accompanying notes are an integral part of these financial documents.

ORGANIZATION

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. The Oppenheimer Large Cap Revenue ETF, the Oppenheimer Mid Cap Revenue ETF, the Oppenheimer Small Cap Revenue ETF and the Oppenheimer Global Growth Revenue ETF are diversified funds under the Act. The Oppenheimer Financials Sector Revenue ETF, the Oppenheimer ADR Revenue ETF, the Oppenheimer Navellier Overall A-100 Revenue ETF and the Oppenheimer Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”).

SECURITIES VALUATION

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculated the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates fair value.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2016 in valuing the Funds’ assets carried at fair value:

	(Level 1)		(Level 2)		(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$395,600,730	$–	$7,920,361	$–	$–	$403,521,091
Oppenheimer Mid Cap Revenue ETF	197,907,667	–	28,429,314	–	–	226,336,981
Oppenheimer Small Cap Revenue ETF	322,781,062	–	26,471,803	–	–	349,252,865
Oppenheimer Financials Sector Revenue ETF	19,276,465	–	189,923	–	–	19,466,388
Oppenheimer ADR Revenue ETF	12,640,896	219,103	3,450,969	–	–	16,310,968
Oppenheimer Navellier Overall A-100 Revenue ETF	7,172,478	–	464,903	–	–	7,637,381
Oppenheimer Ultra Dividend Revenue ETF	197,653,509	–	9,067,118	–	–	206,720,627
Oppenheimer Global Growth Revenue ETF	2,239,395	42,166	–	–	–	2,281,561

At September 30, 2016, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the period ended September 30, 2016, there were no transfers between levels.

FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$351,774,482	$58,838,069	$(7,091,460)	$51,746,609
Oppenheimer Mid Cap Revenue ETF	214,239,620	26,242,431	(14,145,070)	12,097,361
Oppenheimer Small Cap Revenue ETF	322,362,240	51,320,878	(24,430,253)	26,890,625
Oppenheimer Financials Sector Revenue ETF	17,704,402	2,292,796	(530,810)	1,761,986
Oppenheimer ADR Revenue ETF	18,508,076	1,076,557	(3,273,665)	(2,197,108)
Oppenheimer Navellier Overall A-100 Revenue ETF	7,362,112	319,723	(44,454)	275,269
Oppenheimer Ultra Dividend Revenue ETF	204,541,404	7,280,915	(5,101,692)	2,179,223
Oppenheimer Global Growth Revenue ETF	2,233,691	81,534	(21,366)	60,168

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer Revenue Weighted ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	11/21/2016

By (Signature and Title)*	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date	11/21/2016

* Print the name and title of each signing officer under his or her signature.